AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2002

                                                               File Nos. 33-1922
                                                                        811-4506

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      Under


                         THE SECURITIES ACT OF 1933                    |X|
                       POST-EFFECTIVE AMENDMENT NO. 39                 |X|
                                       and
                             REGISTRATION STATEMENT
                                    Under the
                       INVESTMENT COMPANY ACT OF 1940                  |X|
                              Amendment No. 42                         |X|

                                  ------------

                           THE PHOENIX-ENGEMANN FUNDS
                   (FORMERLY CALLED PASADENA INVESTMENT TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                  ------------

          600 NORTH ROSEMEAD BOULEVARD, PASADENA, CALIFORNIA 91107-2133
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (626) 351-9686
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 ROGER ENGEMANN
          600 NORTH ROSEMEAD BOULEVARD, PASADENA, CALIFORNIA 91107-2138
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                  ------------

       Please Send Copy of Communications to:

                               RICHARD WIRTH, ESQ.
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                                 (860) 403-5788


         It is proposed that this filing will become effective:


         [ ] Immediately upon filing pursuant to paragraph (b) of rule 485, or |X| on May 1, 2002 pursuant to paragraph (b) of Rule 485, or
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
         [ ] on     pursuant to paragraph (a)(1) of Rule 485, or
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
         [ ] on     pursuant to paragraph (a)(2) of Rule 485.


================================================================================

                           THE PHOENIX-ENGEMANN FUNDS
                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                        UNDER THE SECURITIES ACT OF 1933



                                     PART A:
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment
         Strategies, and Related Risks..........................        Investment Risk and Return Summary
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things You Should Know When Selling Shares;
                                                                        Account Policies; Investor Services;
                                                                        Tax Status of Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights

                                                              PART B:
                                    INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Objectives and Policies; Investment
                                                                        Restrictions

13.    Management of the Fund...................................        Management of the Trust
14.    Control Persons and Principal Holders of Securities......        Management of the Trust
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information

16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; How to Redeem Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements


                                     PART C

           INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH
               UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C
                         OF THIS REGISTRATION STATEMENT.

                                                                      Prospectus

May 1, 2002



ENGEMANN

Phoenix-Engemann
Balanced Return Fund

Phoenix-Engemann
Focus Growth Fund

Phoenix-Engemann
Nifty Fifty Fund

Phoenix-Engemann
Small & Mid-Cap
Growth Fund






                                                            Neither the Securities and Exchange Commission
                                                            nor any state securities commission has
                                                            approved or disapproved of these securities or
                                                            determined if this prospectus is truthful or
                                                            complete. Any representation to the contrary is
                                                            a criminal offense.

                                                            This prospectus contains important information
                                                            about Phoenix-Engemann Balanced Return Fund,
                                                            Phoenix-Engemann Focus Growth Fund, Phoenix-
                                                            Engemann Nifty Fifty Fund and Phoenix-Engemann
                                                            Small & Mid-Cap Growth Fund that you should
[LOGO] PHOENIX                                              know before investing. Please read it carefully
       INVESTMENT PARTNERS, LTD.                            and retain it for future  reference.

       A member of The Phoenix Companies, Inc.

              PHOENIX-ENGEMANN FUNDS
-------------------------------------------------------------------------------

              TABLE OF CONTENTS

              Phoenix-Engemann Balanced Return Fund
               Investment Risk and Return Summary.......................      1
               Fund Expenses............................................      4
              Phoenix-Engemann Focus Growth Fund
               Investment Risk and Return Summary.......................      6
               Fund Expenses............................................      9
              Phoenix-Engemann Nifty Fifty Fund
               Investment Risk and Return Summary.......................     11
               Fund Expenses............................................     14
              Phoenix-Engemann Small & Mid-Cap Growth Fund
               Investment Risk and Return Summary.......................     16

               Fund Expenses............................................     19
              Additional Investment Techniques..........................     21
              Management of the Funds...................................     23
              Pricing of Fund Shares....................................     25
              Sales Charges.............................................     26
              Your Account..............................................     29
              How to Buy Shares.........................................     30
              How to Sell Shares........................................     31
              Things You Should Know When Selling Shares................     31
              Account Policies..........................................     33
              Investor Services.........................................     34
              Tax Status of Distributions...............................     35
              Financial Highlights......................................     36

PHOENIX-ENGEMANN BALANCED RETURN FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Engemann Balanced Return Fund has an investment objective to maximize total investment return consistent with reasonable risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The fund seeks to achieve capital appreciation from high-quality growth stocks balanced by income and capital preservation from U.S. Government securities of any maturity. Under normal circumstances, the fund expects to invest at least 25% of its net assets in U.S. Government securities of any maturity. The balance between stocks and U.S. Government securities, at any time, will be within the sole discretion of the adviser.

> The adviser uses a bottom-up stock selection process that looks for companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and favorable long-term outlooks. Generally, these will be companies with larger capitalizations.

> Generally, stocks are sold when the characteristics and factors used to select a security change, such as a reduction in the expected earnings growth rate, a loss of competitive advantage or the security has appreciated to the point where it is no longer attractive.

Temporary Defensive Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this happens, the fund may not achieve its objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

                                        Phoenix-Engemann Balanced Return Fund  1

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

INTEREST RATE RISK

Interest rate trends can have an effect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES

Fixed-income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.



2  Phoenix-Engemann Balanced Return Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Balanced Return Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the last ten years.(1) The table shows how the fund's average annual returns compare to those of two broad-based securities market indices, a more narrowly-based stock market index and a "balanced" benchmark. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                [GRAPHIC OMITTED]

                   ANNUAL RETURN (%)       CALENDAR YEAR
                          4.49                  1992
                          2.24                  1993
                         -4.43                  1994
                         27.18                  1995
                         17.78                  1996
                         18.98                  1997
                         29.12                  1998
                         18.10                  1999
                         -7.11                  2000
                        -12.12                  2001


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 20.76% (quarter ending December 31, 1998) and the lowest return for a quarter was -12.87% (quarter ending September 30, 2001). Year-to-date performance through March 31, 2002 was -3.27%.

   -------------------------------------------------- ------------ ------------ ----------- ------------------------
   AVERAGE ANNUAL TOTAL RETURNS

   (FOR THE PERIODS ENDED 12/31/01) (1)                 1 YEAR       5 YEARS     10 YEARS     SINCE INCEPTION (2)
   -------------------------------------------------- ------------ ------------ ----------- ------------------------
                                                                                               CLASS B     CLASS C
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------

   Class A                                                                                       --          --
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
        Return Before Taxes                              -17.17%       6.90%       7.90%         --          --
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
        Return After Taxes on Distributions (3)          -17.80%       4.85%       6.39%         --          --
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
        Return After Taxes on Distributions (3)          -10.46%       5.28%       6.20%         --          --
        and Sale of Fund Shares
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   Class B
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
        Return Before Taxes                              -16.25%       6.90%        --          7.90%        --
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   Class C
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
        Return Before Taxes                              -12.78%       7.35%        --           --         9.06%
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   S & P 500 Index (4)                                   -11.87%      10.73%      12.97%       14.07%      14.07%
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   Lehman Brothers Government/Credit Bond Index (5)        8.50%       7.37%       7.27%        6.64%(8)    6.64%(8)
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   Russell 1000 Growth Index (6)                         -20.42%       8.27%      10.79%       12.64%      12.64%
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------
   Balanced Benchmark (7)                                -9.12%        8.45%       9.56%       10.44%      10.44%
   -------------------------------------------------- ------------ ------------ ----------- ------------ -----------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) Class B Shares and Class C Shares since January 3, 1994.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) The S&P 500 Index is a measure of stock market total return performance. The Index's performance does not reflect sales charges.

(5) The Lehman Brothers Government/Credit Bond Index is an unmanaged, commonly used measure of bond market total return performance. It includes securities in the Lehman Brothers Government and the Lehman Brothers Corporate Indices. The Index's performance does not reflect sales charges. (6) The Russell 1000 Growth Index is an unmanaged, commonly used measure of large-capitalization, growth-oriented stock total return performance. The Index's performance does not reflect sales charges.

(7) The Balanced Benchmark is a composite index made up of 60% of the Russell 1000 Growth Index return, 30% of the Lehman Brothers Government/Credit Bond Index return and 10% of the 90-day U.S. Treasury Bill return. The index's performance does not reflect sales charges.

(8) Indices since January 31, 1994.


                                        Phoenix-Engemann Balanced Return Fund  3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS A           CLASS B          CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   5.75%             None             None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None              5%(a)            1%(b)

Maximum Sales Charge (load) Imposed on Reinvested Dividends     None              None             None

Redemption Fee                                                  None              None             None

Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------

                                                              CLASS A           CLASS B          CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.73%            0.73%             0.73%

Distribution and Service (12b-1) Fees(c)                        0.25%            1.00%             1.00%


Other Expenses                                                  0.32%            0.32%             0.32%
                                                                -----            -----             -----

TOTAL ANNUAL FUND OPERATING EXPENSES                            1.30%            2.05%             2.05%
                                                                =====            =====             =====



(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


4  Phoenix-Engemann Balanced Return Fund

--------------------------------------------------------------------------------
   CLASS           1 YEAR      3 YEARS       5 YEARS               10 YEARS
--------------------------------------------------------------------------------

   Class A          $700        $963          $1,247                $2,053
--------------------------------------------------------------------------------
   Class B          $608        $843          $1,103                $2,187
--------------------------------------------------------------------------------
   Class C          $308        $643          $1,103                $2,379

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS           1 YEAR      3 YEARS       5 YEARS               10 YEARS
--------------------------------------------------------------------------------

   Class B          $208        $643          $1,103                $2,187
--------------------------------------------------------------------------------
   Class C          $208        $643          $1,103                $2,379

--------------------------------------------------------------------------------




                                        Phoenix-Engemann Balanced Return Fund  5

PHOENIX-ENGEMANN FOCUS GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Engemann Focus Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The fund focuses on purchasing common stocks of domestic corporations with rapidly growing earnings. The companies may have small or large capitalizations and may be unseasoned or established. The adviser may also select stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth.

> The adviser uses a bottom-up selection process to select stocks of companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and a favorable long-term outlook.

> Generally, stocks are sold when the characteristics and factors used to select a security change, such as a reduction in the expected earnings growth rate, a loss of competitive advantage or the security has appreciated to the point where it is no longer attractive.

Temporary Defensive Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this happens, the fund may not achieve its objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than

6  Phoenix-Engemann Focus Growth Fund
expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.

SMALL CAPITALIZATIONS AND UNSEASONED COMPANIES

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance. Investment returns of unseasoned and small capitalizations companies can be highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization and unseasoned company stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

                                           Phoenix-Engemann Focus Growth Fund  7

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Focus Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the last ten years.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index and more narrowly-based benchmarks that reflect the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                [GRAPHIC OMITTED]

                   ANNUAL RETURN (%)       CALENDAR YEAR
                         2.24                  1992
                        -5.87                  1993
                        -3.75                  1994
                        27.16                  1995
                        22.49                  1996
                        16.04                  1997
                        37.41                  1998
                        49.74                  1999
                       -27.51                  2000
                       -31.12                  2001


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 35.36% (quarter ending December 31, 1998) and the lowest return for a quarter was -28.81% (quarter ending March 31, 2001). Year-to-date performance through March 31, 2002 is -2.82%.

 ----------------------------------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS                                                              SINCE INCEPTION (2)
                                                                                        -------------------------
 (FOR THE PERIODS ENDED 12/31/01) (1)               1 YEAR       5 YEARS     10 YEARS      CLASS B      CLASS C
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 Class A
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
      Return Before Taxes                           -35.08%       2.36%        4.95%         --           --
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
      Return After Taxes on Distributions (3)       -35.15%       -0.11%       3.39%         --           --
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
      Return After Taxes on Distributions (3)       -21.33%       2.42%        4.27%         --           --
      and Sale of Fund Shares
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 Class B
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
      Return Before Taxes                           -34.36%       2.79%         --          6.81%         --
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 Class C
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
      Return Before Taxes                           -31.63%       2.79%         --           --          6.81%
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 S & P 500 Index (4)                                -11.87%       10.73%       12.97%       14.07%       14.07%
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 Russell 3000 Growth Index (5)                      -19.63%       7.32%        10.41%       11.94%       11.94%
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------
 Russell 1000 Growth Index (6)                      -20.42%       8.27%        10.79%       12.64%       12.64%
 ------------------------------------------------- ----------- ------------ ----------- ------------- -----------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) Class B Shares and Class C Shares since January 3, 1994.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) The S&P 500 Index is a measure of stock market total return performance. The Index's performance does not reflect sales charges.

(5) The Russell 3000 Growth Index is an unmanaged, commonly used measure of growth-oriented stock total return performance. The Index's performance does not reflect sales charges).

(6) The Russell 1000 Growth Index is an unmanaged, commonly used measure of large-capitalization, growth-oriented stock total return performance. The Index's performance does not reflect sales charges. With this prospectus, the fund will begin using the Russell 3000 Growth Index as its style benchmark, which is most closely aligned with the fund's actual management style and portfolio makeup.


8 Phoenix-Engemann Focus Growth Fund

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS A           CLASS B          CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   5.75%             None             None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None             5%(a)             1%(b)

Maximum Sales Charge (load) Imposed on Reinvested Dividends     None              None             None

Redemption Fee                                                  None              None             None

Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------

                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.81%            0.81%             0.81%

Distribution and Service (12b-1) Fees(c)                        0.25%            1.00%             1.00%

Other Expenses                                                  0.34%            0.34%             0.34%
                                                                -----            -----             -----

TOTAL ANNUAL FUND OPERATING EXPENSES                            1.40%            2.15%             2.15%
                                                                =====            =====             =====


---------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           Phoenix-Engemann Focus Growth Fund  9

--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------

   Class A            $709           $993             $1,297         $2,158
--------------------------------------------------------------------------------
   Class B            $618           $873             $1,154         $2,292
--------------------------------------------------------------------------------
   Class C            $318           $673             $1,154         $2,483

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------

   Class B            $218           $673             $1,154         $2,292
--------------------------------------------------------------------------------
   Class C            $218           $673             $1,154         $2,483

--------------------------------------------------------------------------------


10  Phoenix-Engemann Focus Growth Fund

PHOENIX-ENGEMANN NIFTY FIFTY FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Engemann Nifty Fifty Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The fund seeks its investment objective by concentrating its investments in securities selected from a list of approximately 50 different securities that the adviser believes represent the best potential to achieve long-term growth of capital.

> Under normal circumstances, the fund expects to invest at least 75% of its assets in common stocks of high-quality growth companies defined by the adviser generally as seasoned companies with at least $50 million in annual net revenue and demonstrated earning power at the time of investment.

> The adviser uses a bottom-up stock selection process that looks for companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and favorable long-term outlooks. Generally, these will be larger capitalized companies.

> Generally, stocks are sold when the characteristics and factors used to select a security change, such as a reduction in the expected earnings growth rate, a loss of competitive advantage or the security has appreciated to the point where it is no longer attractive.

Temporary Defensive Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this happens, the fund may not achieve its objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.


                                           Phoenix-Engemann Nifty Fifty Fund  11

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.

LIMITED NUMBER OF INVESTMENTS

Conditions that negatively affect securities in the portfolio will have a greater impact on the fund as compared to a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio and therefore the value of your shares may be more volatile.





12  Phoenix-Engemann Nifty Fifty Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Nifty Fifty Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the last ten years.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               [GRAPHIC OMITTED]

                   ANNUAL RETURN (%)       CALENDAR YEAR
                          3.67                 1992
                         -0.52                 1993
                          1.05                 1994
                         28.21                 1995
                         26.53                 1996
                         19.23                 1997
                         35.13                 1998
                         32.47                 1999
                        -18.75                 2000
                        -36.97                 2001


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 30.70% (quarter ending December 31, 1998) and the lowest return for a quarter was -30.71% (quarter ending March 31,
2001). Year-to-date performance through March 31, 2002 was -5.08%.


 -----------------------------------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS                                                               SINCE INCEPTION (2)
                                                                                         -------------------------
 (FOR THE PERIODS ENDED 12/31/01) (1)                1 YEAR       5 YEARS      10 YEARS     CLASS B      CLASS C
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
 Class A
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
      Return Before Taxes                            -40.59%      0.60%         5.70%         --           --
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
      Return After Taxes on Distributions (3)        -40.75%      -1.09%        4.65%         --           --
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
      Return After Taxes on Distributions (3)        -24.72%      0.87%         4.65%         --           --
      and Sale of Fund Shares
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
 Class B
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
      Return Before Taxes                            -39.93%       1.04%         --          6.84%         --
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
 Class C
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
      Return Before Taxes                            -37.43%       1.04%         --           --          6.84%
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
 S & P 500 Index (4)                                 -11.87%      10.73%       12.97%       14.07%       14.07%
 ------------------------------------------------ ------------ ------------ ------------ ------------ ------------
 Russell 1000 Growth Index (5)                       -20.42%       8.27%       10.79%       12.64%       12.64%
 -----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) Class B Shares and Class C Shares since January 3, 1994.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) The S&P 500 Index is a measure of stock market total return performance. The Index's performance does not reflect sales charges.

(5) The Russell 1000 Growth Index is an unmanaged, commonly used measure of large-capitalization, growth-oriented stock total return performance. The Index's performance does not reflect sales charges.


                                            Phoenix-Engemann Nifty Fifty Fund 13

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   5.75%             None             None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None             5%(a)             1%(b)

Maximum Sales Charge (load) Imposed on Reinvested Dividends     None              None             None

Redemption Fee                                                  None              None             None

Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------

                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)


Management Fees                                                 0.82%            0.82%             0.82%

Distribution and Service (12b-1) Fees(c)                        0.25%            1.00%             1.00%

Other Expenses                                                  0.40%            0.40%             0.40%
                                                                -----            -----             -----

TOTAL ANNUAL FUND OPERATING EXPENSES                            1.47%            2.22%             2.22%
                                                                =====            =====             =====


--------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


14  Phoenix-Engemann Nifty Fifty Fund

--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------

   Class A            $716          $1,013            $1,332         $2,231
--------------------------------------------------------------------------------
   Class B            $625           $894             $1,190         $2,365
--------------------------------------------------------------------------------
   Class C            $325           $694             $1,190         $2,554

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------

   Class B           $ 225           $694             $1,190         $2,365
--------------------------------------------------------------------------------
   Class C           $ 225           $694             $1,190         $2,554

--------------------------------------------------------------------------------




                                           Phoenix-Engemann Nifty Fifty Fund  15

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Engemann Small & Mid-Cap Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES


> Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies that have market capitalizations of below $2.5 billion at the time of purchase. The fund's policy of investing 80% of its assets in small and medium capitalization companies may be changed only upon 60 days' written notice to shareholders.


> The fund emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. The adviser may also select stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth.

> The adviser uses a bottom-up selection process to select stocks for the fund.

> Generally, stocks are sold when the characteristics and factors used to select a security change, such as a reduction in the expected earnings growth rate, a loss of competitive advantage or the security has appreciated to the point where it is no longer attractive.

Temporary Defensive Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this happens, the fund may not achieve its objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

16  Phoenix-Engemann Small & Mid-Cap Growth Fund

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.

SMALL CAPITALIZATIONS AND UNSEASONED COMPANIES

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance. Investment returns of unseasoned and small capitalizations companies can be highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization and unseasoned company stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.






                                Phoenix-Engemann Small & Mid-Cap Growth Fund  17

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Small & Mid-Cap Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               [GRAPHIC OMITTED]


                   ANNUAL RETURN (%)       CALENDAR YEAR
                         25.68                 1995

                         52.37                 1996

                         26.41                 1997
                         14.29                 1998
                         84.59                 1999
                        -14.60                 2000
                        -29.98                 2001



(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 71.42% (quarter ending December 31, 1999) and the lowest return for a quarter was -37.62% (quarter ending September 30, 2001). Year-to-date performance through March 31, 2002 is -5.30%.


-----------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                                                         SINCE INCEPTION (2)
                                                                          ---------------------------------------
(FOR THE PERIODS ENDED 12/31/01) (1)             1 YEAR       5 YEARS       CLASS A       CLASS B      CLASS C
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
Class A
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
     Return Before Taxes                        -34.01%        8.49%        18.80%           --           --
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
     Return After Taxes on Distributions (3)    -34.01%        7.67%        16.83%           --           --
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
     Return After Taxes on Distributions (3)    -20.71%        6.51%        14.96%           --           --
     and Sale of Fund Shares
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
Class B
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
     Return Before Taxes                        -33.28%        8.96%          --           10.96%         --
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
Class C
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
     Return Before Taxes                        -30.50%        8.95%          --           --            9.17%
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
S&P 500 Index (4)                               -11.87%       10.73%        15.53%         12.01%       11.53%
--------------------------------------------- ------------- ------------- ------------ ------------- ------------
Russell 2000 Growth Index (5)                    -9.23%        2.87%         7.47%          3.17%        2.83%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) Class A Shares since October 10, 1994, Class B Shares since September 18, 1996 and Class C Shares since October 8, 1996.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) The S&P 500 Index is a measure of stock market total return performance. The Index's performance does not reflect sales charges.

(5) The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-capitalization growth-oriented stocks. The Index's performance does not reflect sales charges.


18  Phoenix-Engemann Small & Mid-Cap Growth Fund

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   5.75%             None             None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None              5%(b)            1%(c)

Maximum Sales Charge (load) Imposed on Reinvested Dividends     None              None             None

Redemption Fee                                                  None              None             None

Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------

                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES           SHARES
                                                               ------            ------           ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.91%            0.91%             0.91%

Distribution and Service (12b-1) Fees(d)                        0.25%            1.00%             1.00%


Other Expenses                                                  0.51%            0.51%             0.51%
                                                                -----            -----             ------

TOTAL ANNUAL FUND OPERATING EXPENSES(A)                         1.67%            2.42%             2.42%
                                                                =====            =====             ======

-----------------------

(a) The fund's financial agent has agreed to waive a portion of its financial agent fee through April 30, 2003 so that other operating expenses of the fund do not exceed 0.50% of the first $50 million of the average daily net assets. Total Annual Operating Expenses for the fund, after waiver of administration fees, were 1.57% for Class A Shares, 2.32% for Class B Shares and 2.32% for Class C Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.



                                Phoenix-Engemann Small & Mid-Cap Growth Fund  19

In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS           5 YEARS       10 YEARS
--------------------------------------------------------------------------------

   Class A            $735          $1,071             $1,430        $2,438
--------------------------------------------------------------------------------
   Class B            $645           $955              $1,291        $2,571
--------------------------------------------------------------------------------
   Class C            $345           $755              $1,291        $2,756

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR         3 YEARS           5 YEARS       10 YEARS
--------------------------------------------------------------------------------

   Class B            $245           $755              $1,291       $ 2,571
--------------------------------------------------------------------------------

   Class C            $245           $755              $1,291        $2,756
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the waiver of expenses over certain levels by the fund's financial agent.





20  Phoenix-Engemann Small & Mid-Cap Growth Fund

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, the Phoenix-Engemann Balanced Return Fund ("Balanced"), Phoenix-Engemann Focus Growth Fund ("Focus Growth"), Phoenix-Engemann Nifty Fifty Fund ("Nifty-Fifty") and Phoenix-Engemann Small & Mid-Cap Growth Fund ("Small & Mid-Cap") each may engage in the following investment techniques as indicated.

DERIVATIVES

Each of the funds may buy and sell put and call options for hedging purposes and may also seek to increase its return by writing covered put and call options. The funds may also buy and sell options on domestic and foreign securities indexes, put and call warrants issued by banks and other financial institutions, and may enter into foreign currency exchange contracts.

Derivatives may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, hedging transactions may limit returns and premiums paid could be lost.

EQUITY INVESTMENTS

Nifty-Fifty may invest in common stocks with rapidly growing earnings per share or in common stocks of corporations that are believed to be undervalued by other criteria used by the adviser. These may be small and unseasoned companies. Investment return on growth stocks is more dependent on market increases and decreases and growth stocks are more volatile than non-growth stocks. Investment returns of unseasoned and small capitalizations companies can be highly volatile and these securities may, at times, be difficult to sell.

Small & Mid-Cap may invest in securities with larger capitalizations.

FIXED-INCOME INVESTMENTS

The funds' investments may include preferred stocks, warrants and convertible debt obligations. Focus Growth and Small & Mid-Cap may invest in other debt obligations that, in the adviser's opinion, offer the possibility of capital appreciation over the course of approximately two or more years. Such other debt obligations will generally include direct and indirect obligations of the U.S. Government and its agencies, states, municipalities and their agencies, or corporate issuers that are rated within the four highest rating categories.

Typically, debt obligations will decrease in value when interest rates rise. Credit risk for debt obligations generally increases as the rating declines. Credit risk is determined at the date of investment. If the rating declines after such date, the fund is not obligated to sell the security. Securities with lower credit ratings have a greater chance of principal and interest payment default. Debt obligations with longer maturities may be subject to price fluctuations due to interest rates, tax laws and other general market factors.



                                                      Phoenix-Engemann Funds  21

Some fixed-income securities may be unrated. Unrated securities may not have as broad a market as rated securities and analysis of unrated securities is more complex, making it more difficult for the adviser to accurately predict risk.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. In addition, securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable non-convertible securities.

Obligations issued or guaranteed by the U.S. Government, agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Municipal securities may not be guaranteed by the issuing body and may be thinly traded.

FOREIGN INVESTMENTS

Each of the funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty as well as less public information about foreign investments may negatively impact the funds' portfolio. Dividend and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

ILLIQUID SECURITIES

Each of the funds may invest in illiquid securities. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the fund or entail expenses not normally associated with the sale of a security.

INITIAL PUBLIC OFFERINGS (IPOs)

The funds may invest in IPOs, which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the funds may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the fund, affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

MUTUAL FUND INVESTING

Each of the funds may invest in other investment companies. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

22  Phoenix-Engemann Funds

SECURITIES LENDING

Each of the funds may loan portfolio securities. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

SPECIAL SITUATIONS

The funds may invest in special situations. Special situations are created by developments, such as liquidations, reorganizations, technological breakthroughs and new management, that apply solely to a particular company. Special situations may involve greater risks than ordinary investment securities. The companies involved often are smaller, unseasoned companies and the securities may not perform as the adviser expects. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.



MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


THE ADVISER


Roger Engemann & Associates, Inc. ("Engemann") is the investment adviser to each of the funds and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to four mutual funds, as subadviser to five mutual funds and acts as investment adviser to institutions and individuals. As of March 31, 2002, Engemann had $6.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the funds' Board of Trustees, Engemann is responsible for managing the funds' investment program and the day-to-day management of the funds' portfolios. Engemann manages each fund's assets to conform with the investment policies as described in this prospectus. Each fund pays Engemann a monthly investment management fee that is accrued daily against the value of that funds' net assets at the following rates:

                                                      Phoenix-Engemann Funds  23



-----------------------------------------------------------------------------------------------------------------
                                         1st $50 Million         Next $450 Million         Over $500 Million

-----------------------------------------------------------------------------------------------------------------
   Balanced Return Fund                       0.80%                    0.70%                     0.60%
-----------------------------------------------------------------------------------------------------------------
   Focus Growth Fund                          0.90%                    0.80%                     0.70%
-----------------------------------------------------------------------------------------------------------------
   Nifty Fifty Fund                           0.90%                    0.80%                     0.70%
-----------------------------------------------------------------------------------------------------------------
   Small & Mid-Cap Growth Fund                1.00%                    0.90%                     0.80%
-----------------------------------------------------------------------------------------------------------------


During the funds' last fiscal year, the funds paid total management fees of $10,186,320. The ratio of management fees to average net assets for the fiscal year ended December 31, 2001 was 0.73% for the Balanced Return Fund, 0.81% for the Focus Growth Fund, 0.82% for the Nifty Fifty Fund and 0.91% for the Small & Mid-Cap Growth Fund.


PORTFOLIO MANAGEMENT


Roger Engemann and Gretchen Lash oversee the research and portfolio management function at Engemann. Mr. Engemann has been President of Engemann since its inception; he earned the right to use the Chartered Financial Analyst designation in 1972. Ms. Lash is the Chief Investment Officer for Engemann. Before joining Engemann in October 2001, Ms. Lash was a principal and portfolio manager for William Blair & Co., where she oversaw approximately $1 billion in large-cap growth institutional accounts, managed accounts and mutual funds. Ms. Lash earned the right to use the Chartered Financial Analyst designation in 1992; she is a regular panelist on CNBC television's Louis Rukeyser's Wall Street.

The individual portfolio managers named below are primarily responsible for the day-to-day management of each fund's portfolio:

      Balanced Return Fund: Jim Mair and Lou Holtz serve as Co-Portfolio Managers of the fixed income portion of the fund. A team of portfolio managers serves the equity portion of the fund.

      Focus Growth Fund: Lou Holtz and Scott Swanson serve as Co-Portfolio Managers of the fund.

      Nifty Fifty Fund: A team of portfolio managers serves the fund.

      Small & Mid-Cap Growth Fund: Lou Holtz and Yossi Lipsker serve as Co-Portfolio Managers of the fund.

Lou Holtz serves as Co-Portfolio Manager of the Balanced Return Fund, the Focus Growth Fund and the Small & Mid-Cap Growth Fund. He is a Vice President and Senior Research Analyst of Engemann and has been with Engemann since 1996. Prior to joining Engemann, he was employed as an analyst at Marshall & Stevens from 1992 until 1995. Mr. Holtz earned the right to use the Chartered Financial Analyst designation in 1996.


24  Phoenix-Engemann Funds

Jim Mair serves as Co-Portfolio Manager of the Balanced Return Fund. Mr. Mair is an Executive Vice President of Engemann and has been with Engemann since 1983. Mr. Mair earned the right to use the Chartered Financial Analyst designation in 1972.

Scott Swanson serves as Co-Portfolio Manager of the Focus Growth Fund. He is a Vice President of Engemann and has been with Engemann since 1990. Mr. Swanson also serves as Co-Portfolio Manager of the Phoenix-Engemann Capital Growth Fund of the Phoenix Series Fund. He earned the right to use the Chartered Financial Analyst designation in 1991.

Yossi Lipsker serves as Co-Portfolio Manager of the Small & Mid-Cap Growth Fund. He is a Vice President of Engemann and has been with Engemann since 1995.




PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price is based on the net assets of each fund and the number of outstanding shares. In general, each fund calculates net asset value by:

         o adding the values of all securities and other assets of the fund,

         o subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Asset Value: Each fund's investments are valued at market value. If market quotations are not available, each fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

                                                     Phoenix-Engemann Funds  25

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the funds. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.


The net asset value per share of each class of the funds is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). The funds will not calculate their net asset values per share on days when the NYSE is closed for trading. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.


AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the funds' net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------



WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

Each fund presently offers three classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). For certain classes of shares, each fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize each fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the funds' assets on an ongoing basis, over time

26  Phoenix-Engemann Funds
these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. See "Initial Sales Charge Alternative--Class A Shares" below. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B Shares and Class C Shares.

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first five years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below. This charge declines to 0% over a period of five years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase (six years for Class B Shares purchased prior to January 20, 1998). Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.



INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES


The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. See "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information. Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").




                                                      Phoenix-Engemann Funds  27

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES





                                                                    SALES CHARGE AS
                                                                     A PERCENTAGE OF
                                               -------------------------------------------------------------
AMOUNT OF                                                                                      NET
TRANSACTION                                                OFFERING                           AMOUNT
AT OFFERING PRICE                                           PRICE                            INVESTED
------------------------------------------------------------------------------------------------------------
Under $50,000                                                  5.75%                            6.10%

$50,000 but under $100,000                                     4.75                             4.99

$100,000 but under $250,000                                    3.75                             3.90

$250,000 but under $500,000                                    2.75                             2.83

$500,000 but under $1,000,000                                  2.00                             2.04

$1,000,000 or more                                             None                             None



DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES AND CLASS C SHARES

Class B Shares and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.



DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

  YEAR           1         2          3             4           5          6+
--------------------------------------------------------------------------------
 CDSC            5%        4%         3%            2%          2%         0%

CLASS B SHARES PURCHASED PRIOR TO JANUARY 20, 1998

Class B Shares that were purchased prior to January 20, 1998 are not subject to the sales load schedule described above but will continue to be subject to the sales load schedule as it existed prior to that date. The following is the sales load schedule you may pay to sell Class B Shares purchased prior to January 20, 1998:

 YEAR            1         2          3             4           5+
--------------------------------------------------------------------------------
CDSC             5%        4%         3%            3%          0%


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES

 YEAR            1         2+
--------------------------------------------------------------------------------
CDSC             1%        0%


28  Phoenix-Engemann Funds

YOUR ACCOUNT
--------------------------------------------------------------------------------



OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.


The funds have established the following preferred methods of payment for fund shares;

o Checks drawn on an account in the name of the investor and made payable to Phoenix Funds;

o Checks drawn on an account in the name of the investor's company or employer and made payable to Phoenix Funds; or

o Wire transfers or ACHs from an account in the name of the investor, or the investor's company or employer.

Payment in other forms may be accepted at the discretion of the funds.



STEP 1.
Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse any purchase order for any reason.


STEP 2.
Your second choice will be what class of shares to buy. Each fund offers three classes of shares for individual investors. Each has different sales and distribution charges. Because all future

                                                      Phoenix-Engemann Funds  29
investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

       o Receive both dividends and capital gain distributions in additional shares;

       o Receive dividends in additional shares and capital gain distributions in cash;

       o Receive dividends in cash and capital gain distributions in additional shares; or

       o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.




HOW TO BUY SHARES
-------------------------------------------------------------------------------



 ----------------------------------- ----------------------------------------------------------------------------
                                      TO OPEN AN ACCOUNT
 ----------------------------------- ----------------------------------------------------------------------------
  Through  a financial advisor        Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ----------------------------------- ----------------------------------------------------------------------------
  Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                      02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
  Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix
                                      Funds, 66 Brooks Drive, Braintree, MA 02184.
 ----------------------------------- ----------------------------------------------------------------------------
  By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------
  By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                      P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
  By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------

30  Phoenix-Engemann Funds

HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B Share or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.


------------------------------------ -----------------------------------------------------------------------------
                                      TO SELL SHARES
------------------------------------ -----------------------------------------------------------------------------
 Through  a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
------------------------------------ -----------------------------------------------------------------------------
 Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston,
                                      MA 02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
----------------------------------- ------------------------------------------------------------------------------
 Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                      Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
 By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.
------------------------------------ -----------------------------------------------------------------------------
 By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).
------------------------------------ -----------------------------------------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. The funds reserve the right to pay large redemptions "in-kind" (in securities owned by the funds rather than in cash). Large redemptions are those over $250,000 or 1% of the funds' net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s)

                                                      Phoenix-Engemann Funds  31
of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instructions if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.


         o The name or address on the account has changed within the last 30 days.


         o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.


32  Phoenix-Engemann Funds

ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE


For 180 days after you sell your Class A Shares, Class B Shares, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.


Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.


REDEMPTION OF SMALL ACCOUNTS


Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


EXCHANGE PRIVILEGES

You should read the prospectus of the fund into to which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.


         o You may exchange shares for another fund in the same class of shares; e.g., Class A Shares for Class A Shares. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


         o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain market timing firms

                                                      Phoenix-Engemann Funds  33
           permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.

RETIREMENT PLANS

Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase pension plans, and 403(b) plans. For more information, call (800) 243-4361.




INVESTOR SERVICES
--------------------------------------------------------------------------------



INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.


34  Phoenix-Engemann Funds

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The funds plan to make distributions from net investment income at intervals stated in the table below, and to distribute net realized capital gains, if any, at least annually.


--------------------------------------- --------------------------------------
  FUND                                                     DIVIDEND PAID
--------------------------------------- --------------------------------------
  Balanced Return Fund                                       Annually
--------------------------------------- --------------------------------------
  Focus Growth Fund                                          Annually
--------------------------------------- --------------------------------------
  Nifty Fifty Fund                                           Annually
--------------------------------------- --------------------------------------
  Small & Mid-Cap Growth Fund                                Annually
--------------------------------------- --------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


                                                       Phoenix-Engemann Funds 35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the funds' financial performance over the past five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


PHOENIX-ENGEMANN BALANCED RETURN FUND

                                                                               CLASS A
                                                   ----------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                                      2001(4)       2000        1999         1998         1997
                                                      -------       ----        ----         ----         ----
Net asset value, beginning of period                  $31.91      $38.80       $34.83       $29.05       $28.08
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.51(1)     0.66         0.21(1)      0.40         0.30(1)
   Net realized and unrealized gain (loss)             (4.38)      (3.52)        6.07         8.03         4.98
                                                       -----       -----         ----         ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                  (3.87)      (2.86)        6.28         8.43         5.28
                                                       -----       -----         ----         ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.54)      (0.58)       (0.17)       (0.40)       (0.32)
   Dividends from net realized gains                      --       (3.45)       (2.14)       (2.25)       (3.99)
                                                       -----       -----        -----        -----        -----
     TOTAL DISTRIBUTIONS                               (0.54)      (4.03)       (2.31)       (2.65)       (4.31)
                                                       -----       -----        -----        -----        -----
Change in net asset value                              (4.41)      (6.89)        3.97         5.78         0.97
                                                       -----       -----         ----         ----         ----
NET ASSET VALUE, END OF PERIOD                        $27.50      $31.91       $38.80       $34.83       $29.05
                                                      ======      ======       ======       ======       ======
Total return(2)                                       (12.12)%     (7.11)%      18.10%       29.12%       18.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $96,054    $121,272     $123,482      $72,620      $56,610
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.30%       1.37%        1.56%        1.63%         1.7%(3)
   Net investment income (loss)                         1.78%       1.71%        0.58%        1.15%         1.0%
Portfolio turnover                                        34%         50%          41%         124%        40.3%


(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.70% for the period ended December 31, 1997.
(4) As required, effective January 1, 2001, the fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

36 Phoenix-Engemann Funds

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN BALANCED RETURN FUND

                                                                                CLASS B
                                                     --------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                       2001(4)       2000         1999        1998       1997
                                                       -------       ----         ----        ----       ----
Net asset value, beginning of period                   $31.28       $38.13      $34.37      $28.76      $27.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.29(1)      0.34       (0.06)(1)    0.13        0.08(1)
   Net realized and unrealized gain (loss)              (4.30)       (3.40)       5.96        7.91        4.93
                                                        -----        -----        ----        ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   (4.01)       (3.06)       5.90        8.04        5.01
                                                        -----        -----        ----        ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.30)       (0.34)         --       (0.18)      (0.11)
   Dividends from net realized gains                       --        (3.45)      (2.14)      (2.25)      (3.99)
                                                        -----        -----       -----       -----       -----
     TOTAL DISTRIBUTIONS                                (0.30)       (3.79)      (2.14)      (2.43)      (4.10)
                                                        -----        -----       -----       -----       -----
Change in net asset value                               (4.31)       (6.85)       3.76        5.61        0.91
                                                        -----        -----        ----        ----        ----
NET ASSET VALUE, END OF PERIOD                         $26.97       $31.28      $38.13      $34.37      $28.76
                                                       ======       ======      ======      ======      ======
Total return(2)                                        (12.80)%      (7.76)%     17.22%      28.06%      18.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $24,515      $33,960     $30,580     $11,512      $7,125
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.05%        2.12%       2.30%       2.38%        2.4%(3)
   Net investment income (loss)                          1.02%        0.98%      (0.16)%      0.39%        0.3%
Portfolio turnover                                         34%          50%         41%        124%       40.3%


                                                                               CLASS C
                                                    --------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                      2001(4)        2000          1999        1998      1997
                                                      -------        ----          ----        ----      ----
Net asset value, beginning of period                   $31.34        $38.21       $34.44     $28.80     $27.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.28(1)       0.34        (0.06)(1)   0.14       0.08(1)
   Net realized and unrealized gain (loss)              (4.29)        (3.41)        5.97       7.92       4.92
                                                        -----         -----         ----       ----       ----
     TOTAL FROM INVESTMENT OPERATIONS                   (4.01)        (3.07)        5.91       8.06       5.00
                                                        -----         -----         ----       ----       ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.30)        (0.35)          --      (0.17)     (0.09)
   Dividends from net realized gains                       --         (3.45)       (2.14)     (2.25)     (3.99)
                                                        -----         -----        -----      -----      -----
     TOTAL DISTRIBUTIONS                                (0.30)        (3.80)       (2.14)     (2.42)     (4.08)
                                                        -----         -----        -----      -----      -----
Change in net asset value                               (4.31)        (6.87)        3.77       5.64       0.92
                                                        -----         -----         ----       ----       ----
NET ASSET VALUE, END OF PERIOD                         $27.03        $31.34       $38.21     $34.44     $28.80
                                                       ======        ======       ======     ======     ======
Total return(2)                                        (12.78)%       (7.79)%      17.22%     28.07%     18.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $15,480       $22,147      $17,852     $7,610     $5,581
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.05%         2.12%        2.30%      2.38%       2.4%(3)
   Net investment income (loss)                          1.00%         0.99%       (0.16)%     0.39%       0.3%
Portfolio turnover                                         34%           50%          41%       124%      40.3%

-------------------------

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.50% for the period ended December 31, 1997
(4) As required, effective January 1, 2001, the fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.


                                                        Phoenix-Engmann Funds 37

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                                                                                 CLASS A
                                                     ---------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                         2001        2000         1999         1998        1997
                                                         ----        ----         ----         ----        ----
Net asset value, beginning of period                   $20.69       $33.24       $26.82       $20.43      $21.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.10)       (0.27)       (0.31)       (0.16)      (0.16)
   Net realized and unrealized gain (loss)              (6.34)       (9.00)       13.48         7.76        3.51
                                                        -----        -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   (6.44)       (9.27)       13.17         7.60        3.35
                                                        -----        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
Change in net asset value                               (6.50)      (12.55)        6.42         6.39       (1.51)
                                                        -----       ------         ----         ----       -----
NET ASSET VALUE, END OF PERIOD                         $14.19       $20.69       $33.24       $26.82      $20.43
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (31.12)%     (27.50)%      49.74%       37.41%      16.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $241,736     $430,884     $621,386     $441,146    $383,481
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.40%        1.32%        1.54%        1.58%        1.6%(3)
   Net investment income (loss)                         (0.64)%      (0.86)%      (1.04)%      (0.72)%      (0.7)%
Portfolio turnover                                         53%          59%          56%         119%       70.6%



                                                                                 CLASS B
                                                     ---------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                         2001        2000         1999         1998        1997
                                                         ----        ----         ----         ----        ----
Net asset value, beginning of period                   $18.87       $30.97       $25.49       $19.61      $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.20)       (0.47)       (0.51)       (0.32)      (0.34)
   Net realized and unrealized gain (loss)              (5.77)       (8.35)       12.74         7.41        3.41
                                                        -----        -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   (5.97)       (8.82)       12.23         7.09        3.07
                                                        -----        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
Change in net asset value                               (6.03)      (12.10)        5.48         5.88       (1.79)
                                                        -----       ------         ----         ----       -----
NET ASSET VALUE, END OF PERIOD                         $12.84       $18.87       $30.97       $25.49      $19.61
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (31.63)%     (28.07)%      48.64%       36.38%      15.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $31,767      $66,488     $106,372      $65,986     $54,267
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.15%        2.07%        2.29%        2.33%        2.4%(4)
   Net investment income (loss)                         (1.39)%      (1.61)%      (1.78)%      (1.47)%      (1.5)%
Portfolio turnover                                         53%          59%          56%         119%       70.6%


(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the period ended December 31, 1997.

(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.

38 Phoenix-Engemann Funds

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                                                                                CLASS C
                                                    ----------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                                         2001         2000        1999         1998        1997
                                                         ----         ----        ----         ----        ----
Net asset value, beginning of period                   $18.87       $30.97       $25.49       $19.61      $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.20)       (0.47)       (0.51)       (0.32)      (0.34)
   Net realized and unrealized gain (loss)              (5.77)       (8.35)       12.74         7.41        3.41
                                                        -----        -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   (5.97)       (8.82)       12.23         7.09        3.07
                                                        -----        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.06)       (3.28)       (6.75)       (1.21)      (4.86)
                                                        -----        -----        -----        -----       -----
Change in net asset value                               (6.03)      (12.10)        5.48         5.88       (1.79)
                                                        -----       ------         ----         ----       -----
NET ASSET VALUE, END OF PERIOD                         $12.84       $18.87       $30.97       $25.49      $19.61
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (31.63)%     (28.07)%      48.64%       36.38%      15.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $22,971      $41,889      $56,699      $34,580     $29,222
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.15%        2.07%        2.29%        2.33%        2.4%(3)
   Net investment income (loss)                         (1.39)%      (1.61)%      (1.78)%      (1.47)%      (1.5)%
Portfolio turnover                                         53%          59%          56%         119%       70.6%



PHOENIX-ENGEMANN NIFTY FIFTY FUND

                                                                                CLASS A
                                                    ---------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                        2001         2000         1999         1998        1997
                                                        ----         ----         ----         ----        ----
Net asset value, beginning of period                   $31.10       $46.16       $38.80       $29.21      $26.50
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.23)       (0.44)       (0.41)       (0.20)      (0.20)
   Net realized and unrealized gain (loss)             (11.27)       (8.64)       12.92        10.45        5.23
                                                       ------        -----        -----        -----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (11.50)       (9.08)       12.51        10.25        5.03
                                                       ------        -----        -----        -----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
Change in net asset value                              (11.63)      (15.06)        7.36         9.59        2.71
                                                       ------       ------         ----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $19.47       $31.10       $46.16       $38.80      $29.21
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (36.97)%     (18.75)%      32.47%       35.13%      19.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $136,618     $258,962     $321,299     $235,065    $176,378
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.47%        1.40%        1.58%        1.60%        1.6%(4)
   Net investment income (loss)                         (1.00)%      (0.98)%      (0.97)%      (0.61)%      (0.7)%
Portfolio turnover                                         40%          88%          43%          92%       68.8%


-----------------------
(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.

(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the period ended December 31, 1997.

                                                        Phoenix-Engmann Funds 39

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                                                                                CLASS B
                                                    ----------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                         2001         2000        1999         1998        1997
                                                         ----         ----        ----         ----        ----
Net asset value, beginning of period                   $28.83       $43.68       $37.21       $28.24      $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.37)       (0.74)       (0.70)       (0.43)      (0.42)
   Net realized and unrealized gain (loss)             (10.43)       (8.13)       12.32        10.06        5.10
                                                       ------        -----        -----        -----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (10.80)       (8.87)       11.62         9.63        4.68
                                                       ------        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
Change in net asset value                              (10.93)      (14.85)        6.47         8.97        2.36
                                                       ------       ------         ----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $17.90       $28.83       $43.68       $37.21      $28.24
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (37.45)%     (19.34)%      31.47%       34.14%      18.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $46,586     $104,964     $138,626      $96,983     $68,051
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.22%        2.15%        2.33%        2.35%        2.4%(3)
   Net investment income (loss)                         (1.75)%      (1.73)%      (1.72)%      (1.35)%      (1.4)%
Portfolio turnover                                         40%          88%          43%          92%       68.8%



                                                                                CLASS C
                                                     ---------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                         2001         2000        1999         1998        1997
                                                         ----         ----        ----         ----        ----
Net asset value, beginning of period                   $28.82       $43.68       $37.21       $28.24      $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.37)       (0.74)       (0.70)       (0.43)      (0.42)
   Net realized and unrealized gain (loss)             (10.42)       (8.14)       12.32        10.06        5.10
                                                       ------        -----        -----        -----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (10.79)       (8.88)       11.62         9.63        4.68
                                                       ------        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                    (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                (0.13)       (5.98)       (5.15)       (0.66)      (2.32)
                                                        -----        -----        -----        -----       -----
Change in net asset value                              (10.92)      (14.86)        6.47         8.97        2.36
                                                       ------       ------         ----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $17.90       $28.82       $43.68       $37.21      $28.24
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (37.43)%     (19.37)%      31.47%       34.14%      18.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $23,490      $54,867      $70,875      $48,401     $39,773
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.22%        2.15%        2.33%        2.35%        2.4%(3)
   Net investment income (loss)                         (1.75)%      (1.73)%      (1.72)%      (1.35)%      (1.4)%
Portfolio turnover                                         40%          88%          43%          92%       68.8%


------------------------
(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.


40 Phoenix-Engmann Funds

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN SMALL & Mid-Cap Growth Fund

                                                                                CLASS A
                                                     ---------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                        2001         2000         1999         1998        1997
                                                        ----         ----         ----         ----        ----
Net asset value, beginning of period                   $37.96       $44.45       $24.08       $21.09      $18.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      (0.33)       (0.39)       (0.37)       (0.30)      (0.31)
   Net realized and unrealized gain (loss)             (11.05)       (6.10)       20.74         3.31        5.07
                                                       ------        -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (11.38)       (6.49)       20.37         3.01        4.76
                                                       ------        -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                       --           --           --        (0.02)      (2.06)
                                                       ------        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                   --           --           --        (0.02)      (2.06)
                                                       ------        -----        -----        -----       -----
Change in net asset value                              (11.38)       (6.49)       20.37         2.99        2.70
                                                       ------        -----        -----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $26.58       $37.96       $44.45       $24.08      $21.09
                                                       ======       ======       ======       ======      ======
Total return(2)                                        (29.98)%     (14.60)%      84.59%       14.29%      26.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $270,990     $231,453     $132,996      $54,187     $27,771
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                 1.57%        1.51%        1.73%        1.78%       1.80%
   Net investment income (loss)                         (1.18)%      (0.85)%      (1.40)%      (1.39)%     (1.40)%
Portfolio turnover                                         28%          78%         105%         147%      313.5%



                                                                               CLASS B
                                                   -----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,

                                                       2001         2000          1999         1998        1997
                                                       ----         ----          ----         ----        ----
Net asset value, beginning of period                  $36.72        $43.32       $23.64       $20.87      $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.52)        (0.72)       (0.55)       (0.45)      (0.46)
   Net realized and unrealized gain (loss)            (10.68)        (5.88)       20.23         3.24        5.04
                                                      ------         -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                 (11.20)        (6.60)       19.68         2.79        4.58
                                                      ------         -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                      --            --           --        (0.02)      (2.06)
                                                      ------         -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                  --            --           --        (0.02)      (2.06)
                                                      ------         -----        -----        -----       -----
Change in net asset value                             (11.20)        (6.60)       19.68         2.77        2.52
                                                      ------         -----        -----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $25.52        $36.72       $43.32       $23.64      $20.87
                                                      ======        ======       ======       ======      ======
Total return(2)                                       (30.50)%      (15.24)%      83.25%       13.39%      25.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $132,214       $99,060      $73,863      $31,631     $17,298
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                2.32%         2.26%        2.48%        2.53%)      2.60%
   Net investment income (loss)                        (1.95)%       (1.61)%      (2.15)%      (2.14)%     (2.10)%
Portfolio turnover                                        28%           78%         105%         147%      313.5%


-------------------------
(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67%, 1.51%, 1.75%, 1.83% and 1.80% for the periods ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.


                                                        Phoenix-Engmann Funds 41

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN SMALL & Mid-Cap Growth Fund

                                                                               CLASS C
                                                   -----------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                                       2001          2000         1999         1998        1997
                                                       ----          ----         ----         ----        ----
Net asset value, beginning of period                  $36.69        $43.29       $23.63       $20.87      $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.52)        (0.70)       (0.55)       (0.45)      (0.47)
   Net realized and unrealized gain (loss)            (10.67)        (5.90)       20.21         3.23        5.05
                                                      ------         -----        -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                 (11.19)        (6.60)       19.66         2.78        4.58
                                                      ------         -----        -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net realized gains                      --            --           --        (0.02)      (2.06)
                                                       -----         -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                                  --            --           --        (0.02)      (2.06)
                                                       -----         -----        -----        -----       -----
Change in net asset value                             (11.19)        (6.60)       19.66         2.76        2.52
                                                      ------         -----        -----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $25.50        $36.69       $43.29       $23.63      $20.87
                                                      ======        ======       ======       ======      ======
Total return(2)                                       (30.50)%      (15.25)%      83.20%       13.34%      25.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $58,116       $75,806      $37,584      $15,023      $8,080
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                2.32%         2.26%        2.48%        2.53%       2.60%
   Net investment income (loss)                        (1.89)%       (1.59)%      (2.15)%      (2.14)%     (2.10)%
Portfolio turnover                                        28%           78%         105%         147%      313.5%


--------------------------------
(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

42 Phoenix-Engmann Funds

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO] PHOENIX
       INVESTMENT PARTNERS

       Committed to Investor Success(SM)


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.

ADDITIONAL INFORMATION
You can find more information about the funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
Annual and semiannual reports contain more information about the funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.

You may obtain a free copy of these documents by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, by calling 1-800-243-4361, or by visiting www.phoenixinvestments.com to send an email request.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-942-8090. This information is also available on the SEC's Internet site at http://www.sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services:  1-800-243-1574       Telephone Orders:  1-800-367-5877
Advisor Consulting Group:  1-800-243-4361   Text Telephone:  1-800-243-1926




Investment Company Act File No. 811-4506
PXP 2011 (5/02)

                      PHOENIX-ENGEMANN BALANCED RETURN FUND
                       PHOENIX-ENGEMANN FOCUS GROWTH FUND
                        PHOENIX-ENGEMANN NIFTY-FIFTY FUND
                      PHOENIX-ENGEMANN SMALL & MID-CAP FUND


                          600 North Rosemead Boulevard
                         Pasadena, California 91107-2133



                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2002

   The Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of The Phoenix-Engemann Funds, dated May 1, 2002, and should be read in conjunction with it. The Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' Prospectus, annual or semiannual reports by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.


                                TABLE OF CONTENTS

                                                                        PAGE

The Trust..............................................................    1
Investment Restrictions................................................    1
Investment Techniques and Risks........................................    2
Performance Information................................................   10
Portfolio Transactions and Brokerage...................................   12

Portfolio Turnover.....................................................   14
Services of the Adviser................................................   14
Net Asset Value........................................................   16
How to Buy Shares......................................................   16
Alternative Purchase Arrangements......................................   16
Investor Account Services..............................................   19
How To Redeem Shares...................................................   20
Tax Sheltered Retirement Plans.........................................   21
Dividends, Distributions and Taxes.....................................   22
The Distributor........................................................   23
Distribution Plans.....................................................   25
Management of the Trust................................................   26
Other Information......................................................   29
Appendix...............................................................   31




                      Mutual Fund Services: (800) 243-1574
                    Adviser Consulting Group: (800) 243-4361

                        Telephone Orders: (800) 367-5877

                         Text Telephone: (800) 243-1926






PXP 2011B (5/02)

                                    THE TRUST

   The Phoenix-Engemann Funds (the "Trust") (formerly called the "Pasadena Investment Trust") is a diversified open-end management investment company which was originally organized under Massachusetts law in 1986 as a business trust. The name change of the Trust was made on September 3, 1997 in connection with the merger of an acquisition subsidiary of Phoenix Investment Partners, Ltd. and Pasadena Capital Corporation. The Trust was reorganized as a Delaware business trust in February 2001. The Trust presently comprises four series:
Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund, and Phoenix-Engemann Small & Mid-Cap Growth Fund, each a "Fund" and, collectively, the "Funds."

   The Trust's prospectus describes the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The Funds' investment objectives are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The following discussion supplements the disclosure in the prospectus.

                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

   The Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

   (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by a SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

   (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

   If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                         INVESTMENT TECHNIQUES AND RISKS

   The Funds may utilize the following practices or techniques in pursuing their investment objectives.

FOREIGN CURRENCY TRANSACTIONS
   As described below, the Small & Mid-Cap Growth Fund may engage in certain foreign currency exchange and option transactions. These transactions involve investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Adviser's ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Each Fund's ability to enter into futures contracts is also limited by the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") for qualification as a regulated investment company.

   The Small & Mid-Cap Growth Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, the Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.

   Generally, the Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the exchange rate between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

   The Small & Mid-Cap Growth Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

   For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.

   When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

   The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

   It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

   Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

   The Small & Mid-Cap Growth Fund may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. The Fund receives a premium from writing a put or call option, which increases the Fund's current return if the option expires unexercised or is closed out at a net profit. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

   The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The Fund is not a commodity pool. The Fund's transactions in futures and options thereon as described herein will constitute bona fide hedging or other permissible transactions under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the value of the Fund's net assets, with certain exclusions as defined in the applicable CFTC rules. At the time of purchase of a foreign currency exchange contract, a foreign currency futures contract or related option, liquid assets, such as cash, U.S. government securities or other appropriate high-grade debt obligations, marked to market daily equal to the market value of the foreign currency contract or related option minus the Fund's initial margin deposit will be deposited in a pledged account with the Funds' custodian to collateralize the position and thereby ensure that it is not leveraged.

   CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The holder of a cancelable forward contract has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

   Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

   At the maturity of a forward or futures contract, a Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

   Although the Small & Mid-Cap Growth Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

   FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many similar risks. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit, which is composed of amounts of a number of currencies and is the official medium of exchange of the European Community's European Monetary System.

   The Small & Mid-Cap Growth Fund will only purchase or write foreign currency options when the Fund's Adviser believes that a liquid market exists for such options. There can be, however, no assurance that a liquid market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

   The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options) may be affected significantly, fixed, or supported directly or indirectly, by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, since exchange rates may not be free to fluctuate in response to other market forces.

   The value of a foreign currency option reflects the value of an exchange rate, which in turn reflects the relative values of two currencies, generally the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

   There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

   SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

   FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN SECURITIES

   Each Fund may invest (directly and/or through Depositary Receipts) in securities principally traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and the information available may not be of the same quality. Foreign companies also may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.

   Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. To hedge against possible variations in currency exchange rates, the Small & Mid-Cap Growth Fund may purchase and sell forward currency exchange contracts. These are agreements to purchase or sell specified currencies at specified dates and prices. A Fund will only purchase and sell forward currency exchange contracts in amounts which the Adviser deems appropriate to hedge existing or anticipated portfolio positions and will not use such forward contracts for speculative purposes. Foreign securities, like other assets of a Fund, will be held by such Fund's custodian or by an authorized subcustodian.

   DEPOSITARY RECEIPTS. Each Fund's investments in the securities of foreign issuers may be in the form of Depositary Receipts ("DRs"), e.g., American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Continental Depositary Receipts ("CDRs"), or other forms of DRs. DRs are receipts typically issued by a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in DRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. The depository of unsponsored DRs generally bears all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

FORWARD COMMITMENTS

   The Small & Mid-Cap Growth Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

FUTURES CONTRACTS AND RELATED OPTIONS

   A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade--known as "contract markets"--approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

   No Fund will deal in commodity contracts per se, and the Small & Mid-Cap Growth Fund will deal only in futures contracts involving financial instruments. Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Futures contracts traded on an exchange approved by the CFTC are "marked to market" at the end of each year, whether or not they are closed out. In general, 40% of the gain or loss arising from the closing out or marking to market of a futures contract traded on an exchange approved by the CFTC is treated as short-term capital gain or loss, and 60% is treated as long-term capital gain or loss.

   Unlike when a Fund purchases or sells a security, no price is paid or received by such Fund upon the purchase or sale of a futures contract. Upon entering into a contract, such Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or certain liquid securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

   Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position would increase in value and such Fund would receive from the broker a variation margin payment based on that increase in value. Conversely, when a Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and such Fund would be required to make a variation margin payment to the broker.

   A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by such Fund. A Fund may close its positions by taking opposite positions which will operate to terminate such Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to such Fund, and such Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

   At the time of purchase of a financial futures contract or a call option on a futures contract, liquid assets, such as cash, U.S. government securities or other appropriate high-grade debt obligations, marked to market daily equal to the market value of the futures contract minus the Fund's initial margin deposit will be deposited in a pledged account with the Funds' custodian to collateralize the position and thereby ensure that it is not leveraged.

   OPTIONS ON FUTURES CONTRACTS. The Small & Mid-Cap Growth Fund may purchase and write put and call options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

   As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

   The Small & Mid-Cap Growth Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by the Fund pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

   RISKS OF FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if a Fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, such Fund will lose part or all of the benefit of the increase through payments of daily maintenance margin. A Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements. The loss from investing in futures transactions is potentially unlimited.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a put or call option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

   There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

   To reduce or eliminate a hedge position held by a Fund, such Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Small & Mid-Cap Growth Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.

   For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). A stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units \x gain of $4 per unit). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units \x loss of $2 per unit).

   There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Funds' Adviser will, however, when engaging in this type of activity, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

   Successful use of index futures by a Fund for hedging purposes is also subject to the Adviser's ability to predict movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in such Fund's portfolio may decline. If this occurred, such Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if such Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

   In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends may not result in a successful hedging transaction over a short time period.

   OPTIONS ON STOCK INDEX FUTURES. Options on stock index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

ILLIQUID SECURITIES

   The Funds may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with such Fund's objective and other policies. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain options traded in the over-the-counter market and securities used to cover such options. As to these securities, a Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund could be adversely affected. When purchasing securities that have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), and are not readily marketable, each Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between a Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for certain unregistered securities held by a Fund, such Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with any assurance how the market for restricted securities pursuant to Rule 144A will develop, the Board of Trustees has directed the Adviser to monitor carefully any Fund investments in such securities with particular regard to trading activity, availability or reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio during such period.

INDEX WARRANTS

   The Small & Mid-Cap Growth Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

   The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

NEW ISSUES

   The Funds may invest in new issues. A new issue may be an initial public offering by a previously private company. There may be less public information about the company and the company may have a limited operating history and rapidly changing fundamental prospects. This may make investment returns of new issues highly volatile. New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell.

OPTIONS

   Each Fund may buy and sell put and call options for hedging purposes, and may also seek to increase its return by writing covered put and call options on securities it owns or in which it may invest. A Fund receives a premium from writing a put or call option, which increases such Fund's return if the option expires unexercised or is closed out at a net profit. When a Fund writes a call option, it gives up the opportunity to profit from any increase in the price of the underlying security above the exercise price of the option and the premium received; when it writes a put option, a Fund takes the risk that it will be required to purchase the underlying security form the option holder at a price above the current market price of the security and the premium received. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. Each fund's use of these strategies may be limited by applicable law.

OPTIONS ON SECURITIES INDICES AND PUT AND CALL WARRANTS

   Each Fund may buy and sell options on domestic and foreign securities indices for hedging purposes. A securities index represents a numerical measure of the changes in value of the securities comprising the index. An option on a securities index gives the holder the right, in return for the premium paid for the option, to buy (in the case of a call option) or sell (in the case of a put option) units of a particular index at an agreed price during the term of the option. The holder of the option does not receive the right to take or make delivery of the actual securities making up the index, but has the right instead to receive a cash settlement amount based on the change, if any, in the value of the index during the term of the option.

   Depending on the change in the value of the underlying index during the term of the option, the holder may either exercise the option at a profit or permit the option to expire worthless. For example, if a Fund were to sell a call option on an index and the value of the index were to increase during the term of the option, the holder of the index would likely exercise the option and receive a cash payment from such Fund. In, on the other hand, the value of the index were to decrease, the option would likely expire worthless, and such Fund would realize a profit in the amount of the premium received by it when it sold the option (less and transaction costs). Each Fund will only purchase or sell options on a securities index to the extent that it holds securities in its portfolio whose price changes, in the Adviser's judgment, should correlate closely with changes in the index.

   Each of the Funds may also purchase put and call warrants issued by banks and other financial institutions, whose values are based on the values from time to time of one or more foreign securities indices. Each Fund's use of such warrants would be similar to its use of options on securities indices.

REPURCHASE AGREEMENTS

   Each Fund may, for temporary defensive purposes, invest its assets in eligible U.S. Government securities and concurrently enter into repurchase agreements with respect to such securities. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Any repurchase agreements entered into by a Fund will be of short duration, from overnight to one week, although the underlying securities generally have longer maturities.

   For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

   Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, each Fund will always receive as collateral for any repurchase agreement to which it is a party U.S. Government securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian or other entity authorized by the Trust's Board of Trustees to have custody for purposes of repurchase agreement transactions. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities, however.

SECURITIES LENDING

   Each Fund may make secured loans of its portfolio securities to increase its total return. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of cash or high-grade short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to such

Fund an amount equal to any dividends or interest received on securities lent. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise the voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell securities.

SPECIAL SITUATIONS

   Each Fund may invest in special situations that the Adviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.

   A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

UNSEASONED COMPANIES

   As a matter of operating policy, the Funds may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to or not yet well established in its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. In order to avoid undue risks, a Fund will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years' continuous operation (including that of predecessors).

                             PERFORMANCE INFORMATION

   The Funds may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class or Fund and as a total return of any class or Fund.


   Standardized quotations of average annual total return for each class of shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A Shares, Class B Shares, or Class C Shares of a Fund over periods of 1, 5 and 10 years or up to the life of the class of shares of a Fund, calculated for each class separately pursuant to the formula below. All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares and C Shares, and assume that all dividends and distributions are reinvested when paid.


      P(T + 1)n  =  ERV
        where P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years,
            ERV  =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

   The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 2000 Index, Morgan Stanley Capital International All Country

World Index, Dow Jones Industrial Average, Europe Australia Far East Index
(EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

   Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components.

   Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

   The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B, or Class C account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.

   The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.


   For average "after-tax" total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares). These returns are not relevant to investors who hold their fund shares through tax-deferred arrangements.

   The average annual compounded rates of return, or total return, for the Class A Shares, Class B Shares and Class C Shares of each of the Funds for the indicated periods ended December 31, 2001 were as follows:

                                                                                                     Commencement of
                                                   Year Ended      5 Years Ended    10 Years Ended    Operations to
   BALANCED RETURN FUND                             12/31/01         12/31/01          12/31/01        12/31/01(1)
   --------------------                             --------         --------          --------        -----------
   Class A

        Return Before Taxes                          -17.17%           6.90%            7.90%               -
        Return After Taxes on Distribution           -17.80%           4.85%            6.39%               -
        Return After Taxes on Distributions          -10.46%           5.28%            6.20%               -
        and Sale of Fund Shares
   Class B  Return Before Taxes                      -16.25%           6.90%               -              7.90%
   Class C  Return Before Taxes                      -12.78%           7.35%               -              9.06%

                                                                                                     Commencement of
                                                   Year Ended      5 Years Ended    10 Years Ended    Operations to
   FOCUS GROWTH FUND                                12/31/01         12/31/01          12/31/01        12/31/01(1)
   --------------------                             --------         --------          --------        -----------
   Class A

       Return Before Taxes                           -35.08%           2.36%            4.95%                -
       Return After Taxes on Distribution            -35.15%          -0.11%            3.39%                -
       Return After Taxes on Distributions           -21.33%           2.42%            4.27%                -
       and Sale of Fund Shares
   Class B  Return Before Taxes                      -34.36%           2.79%               -               6.81%
   Class C  Return Before Taxes                      -31.63%           2.79%               -               6.81%

                                                                                                         Commencement of
                                                   Year Ended      5 Years Ended    10 Years Ended        Operations to
  NIFTY FIFTY FUND                                  12/31/01         12/31/01          12/31/01            12/31/01(1)
                                                    --------         --------          --------            -----------
  Class A
       Return Before Taxes                           -40.59%           0.60%            5.70%                   -
       Return After Taxes on Distribution            -40.75%          -1.09%            4.65%                   -
       Return After Taxes on Distributions           -24.72%           0.87%            4.65%                   -
       and Sale of Fund Shares
  Class B  Return Before Taxes                       -39.93%           1.04%               -                  6.84%
  Class C  Return Before Taxes                       -37.43%           1.04%               -                  6.84%

                                                                                                   Commencement of
                                                      Year Ended           5 Years Ended            Operations to
SMALL & MID CAP GROWTH FUND (2)                        12/31/01               12/31/01               12/31/01(1)
                                                       --------               --------               -----------
Class A
     Return Before Taxes                                -34.01%               8.49%                   18.80%
     Return After Taxes on Distribution                 -34.01%               7.67%                   16.83%
     Return After Taxes on Distributions                -20.71%               6.51%                   14.96%
     and Sale of Fund Shares
Class B  Return Before Taxes                            -33.28%               8.96%                   10.96%
Class C  Return Before Taxes                            -30.50%               8.95%                   9.17%

(1)The inception dates for Class A Shares of the Balanced Return Fund was June 8, 1987; Focus Growth Fund was June 24, 1986; Nifty Fifty Fund was December 17, 1990; and Small & Mid-Cap Growth Fund was October 10, 1994. The inception date for Class B and Class C shares for the Focus Growth, Nifty Fifty and Balanced Return Funds was January 3, 1994; the inception date for the Class B shares for the Small & Mid-Cap Growth Fund was September 18, 1996; and the inception date for the Class C shares of the Small & Mid-Cap Growth Fund was October 8, 1996.

(2)Prior to September 1, 1996, Small & Mid-Cap Growth Fund's shares were not offered to the public and, although each Fund's portfolio was managed substantially in accordance with the investment policies described in its current Prospectus during that period, some management differences did occur due primarily to each Fund's small asset size. Accordingly, the Fund's performance during periods prior to September 1, 1996 may not be relevant to an assessment of the Fund's performance subsequent to such date. Additionally, the Adviser waived all management, administrative and service fees otherwise payable to the Small & Mid-Cap Growth Fund during 1994 and 1995, which had the effect of increasing the Fund's total return for those periods.


   A Fund may also, from time to time, include a reference to the current distribution rate of each class of shares in investor communications and sales literature preceded or accompanied by a prospectus for such Fund, reflecting the amounts actually distributed to shareholders of each class which could include capital gains and other items of income, as well as interest and dividend income received by a Fund and distributed to the shareholders. All calculations of a class's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate for a class is determined by dividing the distributions declared during the period by the maximum offering price per share of the class on the last day of the period and annualizing the resulting figure. The distribution rate does not reflect capital appreciation or depreciation in the price of a Fund's shares and should not be confused with yield or considered to be a complete indicator of the return to the investor on his investment.

   Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return, yield or distribution rate may be in any future period.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


   In effecting portfolio transactions for the Trust, the Adviser and/or Subadviser (throughout this section, the "Adviser") adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Fund yields the best net price. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.

   If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. In addition, transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Trust.

   The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.

   Stolpher & Company, Inc., of which Michael Stolper, a former Trustee of the Trust and a Director of Pasadena Capital Corporation, is the sole shareholder, has in the past received brokerage business from the Adviser. Stolper & Company, Inc. assists its clients in selecting an investment adviser and offers a service measuring the performance of investment advisers, in return for which the client pays cash or directs the investment adviser to execute a portion of the brokerage business through Bear, Stearns & Company for the credit of Stolper & Company, Inc. Stolper & Company, Inc. and the Adviser anticipate that such brokerage allocation from the Adviser will continue. However, neither Michael Stolper nor Stolper & Company, Inc. will receive or participate in commissions paid by a Fund nor receive any reciprocal business as a result of commissions paid by a Fund, although a Fund may pay usual and customary brokerage commission to Bear, Stearns & Company for brokerage business by such Fund.

   It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among such Fund and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased of sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as that Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to such Fund.

   The Board of Trustees of the Trust periodically monitors the operations of these brokerage policies by reviewing the allocation of brokerage orders.


   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.


   For the fiscal years ended December 1999, 2000 and 2001, brokerage commissions paid by the Trust on portfolio transactions totaled $1,257,738, $1,174,451 and $962,050, respectively. For the fiscal years ended December 31, 1999 and 2000, no brokerage commissions were paid to affiliates for portfolio transactions. In the fiscal year ended December 31, 2001, the Trust paid brokerage commissions of $15,800 to PXP Securities Corp., an affiliate of its Distributor. For the fiscal year ended December 31, 2001, the amount paid to PXP Securities Corp. was 1.64% of the total brokerage commission paid by the Trust and was paid on transactions amounting to 0.87% of the aggregate dollar amount of transactions involving the payment of commissions. Brokerage commissions of $121,126 paid during the fiscal year ended December 31, 2001, were paid on portfolio transactions aggregating $126,881,116 executed by brokers who provided research and other statistical information.

                             PORTFOLIO TURNOVER


   The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover generally involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income. If such rate of turnover exceeds 100%, the Funds will pay more in brokerage commissions than would be the case if they had lower portfolio turnover rates. Historical turnover rates can be found under the heading "Financial Highlights" located in the Trust's Prospectus. Portfolio turnover rates varied between 1997 and 1998 due to market conditions and the various investment strategies employed by the funds' managers.


                             SERVICES OF THE ADVISER

   The Adviser, Roger Engemann & Associates, Inc., ("Engemann" or the "Adviser") has entered into an Investment Management Agreement (the "Management Agreement") with the Trust, on behalf of each series of the Trust, including the Funds, to provide investment advice and investment management services with respect to the assets of each Fund, provide personnel, office space, facilities and equipment as may be needed by the Funds in their day-to-day operations and provide the officers of the Trust. The Management Agreement has been approved by the Board of Trustees of the Trust with respect to each Fund, including a majority of the Trustees who are not a party to the Management Agreement or interested persons of a party to the Management Agreement, and by a majority of the outstanding voting shares of each Fund at a special meeting of shareholders on August 28, 1997.

   The Management Agreement continues from year to year, provided that such continuance is specifically approved annually by a vote of a majority of each Fund's outstanding voting securities or by the Board of Trustees, and by the vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


   Engemann is an indirect subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is the investment management subsidiary of The Phoenix Companies, Inc. ("PNX") and has served investors for over 70 years. PNX is a leading provider of wealth management products and services to individuals and businesses. As of March 31, 2001, PXP had approximately $60.7 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Capital West Asset Management, LLC (Capital West) in Greenwood Village, CO; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Kayne Anderson Rudnick Investment Management, LLC (Kayne) in Los Angeles; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Walnut Asset Management, LLC (Walnut) in Philadelphia; and Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.


   Except as set forth in the separate Administration Agreement discussed under "The Distributor: Administration Agreement", the Adviser is not responsible under the Management Agreement for any expenses related to the operation of the Funds. Under the Management Agreement, each Fund is responsible and has assumed the obligation for paying all of its expenses, including but not limited to: (i) brokerage and commission expenses, (ii) federal, state, or local taxes, including issue and transfer taxes, incurred by or levied on a Fund, (iii) interest charges on borrowings, (iv) charges and expenses of a Fund's custodian and transfer agent, (v) payment of all investment advisory and management fees,
(vi) insurance premiums on a Fund's property and personnel, including the fidelity bond and liability insurance for officers and Trustees, (vii) printing and mailing of all reports, including semi-annual and annual reports, prospectuses, and statements of additional information to existing shareholders,
(viii) fees and expenses of registering a Fund's shares under the federal securities laws and of qualifying its shares under applicable state securities (Blue Sky) laws subsequent to a Fund's initial fiscal period, including expenses attendant upon renewing and increasing such registrations and qualifications,
(ix) legal fees and expenses including legal expenses of the independent Trustees, (x) independent Trustees' fees and auditing expenses, including auditing fees of independent public accountants, (xi) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, except for meetings called solely for the Adviser's benefit, (xii) dues and other costs of membership in industry associations, subject to the approval of any such membership by the Board of Trustees, (xiii) service fees paid to dealers and other shareholder service providers pursuant to Services Agreements between the Trust and such service providers, and (xiv) any extraordinary and non-recurring expenses, except as otherwise prescribed therein.

   As compensation for its services under the Management Agreement, the Adviser is paid a monthly fee based on a Fund's average daily net assets at the following annual rates:

                                    FIRST             NEXT             OVER
   FUND                         $50 MILLION       $450 MILLION     $500 MILLION
   ----                         -----------       ------------     ------------
   Balanced Return Fund             0.80%              0.70%            0.60%
   Focus Growth Fund                0.90%              0.80%            0.70%
   Nifty Fifty Fund                 0.90%              0.80%            0.70%
   Small & Mid-Cap Growth Fund      1.00%              0.90%            0.80%

   For services to the Trust during the fiscal years ended December 31, 1999, 2000 and 2001, the Trust paid management fees (approximately) of $10,826,692, $14,694,774 and $10,186,320, respectively. Of these totals, the adviser received fees from each Fund as follows:

   FUND                              1999             2000            2001
   ----                             ------           ------          ------

   Balanced Return Fund         $  931,902        $1,349,035      $1,112,762
   Focus Growth Fund            $4,836,987        $5,747,974      $2,997,636
   Nifty Fifty Fund             $3,571,794        $4,220,556      $2,257,946
   Small & Mid-Cap Growth Fund  $1,205,720        $3,377,209      $3,817,976


   The Management Agreement is terminable with respect to each Fund on 60-days' written notice by vote of a majority of such Fund's outstanding shares, by vote of a majority of the Board of Trustees, or by the Adviser on 60-days' written notice. The Management Agreement automatically terminates in the event of its assignment as defined in the 1940 Act. The Management Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser is not liable for any action or failure to act in accordance with its duties.

   The Trust, its Adviser and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to pre-clearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Funds have a pending order.


BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

   The Board of Trustees is responsible for overseeing the performance of the Funds' investment advisers and subadvisers and determining whether to approve and renew the Funds' investment advisory arrangements. In approving the agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Funds. Detailed reports from the Adviser that addressed specific factors designed to inform the Board's consideration on these and other issues were supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board also reviews data relating to the quality of brokerage execution received by the Funds, including the adviser's use of brokers or dealers in fund transactions that provided research and other services to the adviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the advisers.

   With respect to the overall fairness of the advisory and subadvisory agreements, the Board primarily considered information relating the each Fund's fee structures, including a comparative analysis of each Fund's management fees, total expenses and 12b-1 fees with its respective peer group. The Board also considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the advisor and/or its affiliates. They also considered any voluntary waiver of management and/or other fees to prevent total fund expenses from exceeding a specified cap.

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the agreements. It concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                                 NET ASSET VALUE

   The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES

   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix-Engemann Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.


   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B Shares or Class C Shares would be less than the initial sales charge and accumulated distribution and services fees on Class A Shares purchased at the same time.


   Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES

   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing services fee at an annual rate of 0.25% of the Trust's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.

CLASS B SHARES

   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Class B Shares purchased prior to January 20, 1998 are subject to the sales charge schedule as it existed prior to that date. See the Funds' current Prospectus for additional information.

   Class B Shares are subject to ongoing distribution and services fees at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted (six years for Class B Shares purchased prior to January 20, 1998). The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.


   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A Shares, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.


CLASS C SHARES

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) any trustee, director or officer of the Phoenix Funds or any other open-end management investment company advised, subadvised or distributed by the Adviser, Distributor or any corporate affiliate of either or both the Adviser and Distributor (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in
(1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from PNX, the Distributor and/or their corporate affiliates;
(9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix-Engemann Fund or other Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;
(15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix-Engemann Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix-Engemann Fund or other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Trust; (17) purchasers of Class A Shares bought through investment advisors (including President's Circle clients of REA) and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares. Class A shareholders who made their initial investment prior to January 20, 1998 and qualified to purchase shares without a sales charge, will not have to pay a sales charge on subsequent purchases of Class A Shares.


   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.


   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C Shares or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


   RIGHT OF ACCUMULATION. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS B SHARES AND CLASS C SHARES--WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B Shares and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 701/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;
(e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares and Class C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.


CONVERSION FEATURE--CLASS B SHARES


   Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are purchased. Conversion will be on the basis of the then prevailing net asset value of Class A Shares and Class B Shares. There is not sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. Broker/dealers may impose their own restrictions on limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restrictional limit information.

EXCHANGES


   Under certain circumstances, shares of any Phoenix-Engemann Fund may be exchanged for shares of the same Class of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix-Engemann Fund or any other Affiliated Phoenix Fund, if currently offered. On Class B Shares and Class C Share exchanges, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix-Engemann Fund or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchased of the shares, which may take up to 15 days. The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information. Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS


   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 30-day period the shareholder has the right to add to the account to bring its value to $200 or more.


BY MAIL

   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Fund redeem the shares.

TELEPHONE REDEMPTIONS

   Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Funds and other Phoenix Funds may be offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) Profit Sharing and Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning at (800) 243-4361 for information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) The Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Services Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch on an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provision of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year.

   The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of each Fund' net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

   Under another provision of the Code, any dividend declared by each Fund to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by each Fund before February 1, of the following year.

   The Funds' policy is to distribute to its shareholders substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. The Funds intend to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Funds will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

   Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Funds are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

   Distributions by the Funds reduce the net asset value of the Funds' shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

   Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Funds during a taxable year or held by the Funds at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

   A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION


   Pursuant to IRS Regulations, the Funds may be required to withhold a percentage of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.


   The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to Federal, foreign, state or local taxes.

                                 THE DISTRIBUTOR

   Pursuant to a Distribution Agreement with the Funds, Phoenix Equity Planning Corporation (the "Distributor" or "PEPCO"), a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. and an affiliate of the Adviser, serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480.

   The Distribution Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Distribution Agreement will terminate automatically in the event of its assignment.


   Dealers with whom the Distributor has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plan of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Funds during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

   For the fiscal years ended December 31, 1999, 2000 and 2001, purchasers of shares of the Funds paid aggregate sales charges of $2,131,505, $3,012,330 and $1,527,150, respectively, of which the Distributor received net commissions of $847,173, $889,172 and $732,375, respectively, for its services, the balance being paid to dealers. For the fiscal year ended December 31, 2001, the Distributor received net commissions of $85,224 for Class A Shares and total deferred sales charges of $647,151 for Class B Shares and Class C Shares.

DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.

     AMOUNT OF TRANSACTION    SALES CHARGE AS PERCENTAGE OF   SALES CHARGE AS PERCENTAGE OF    DEALER DISCOUNT OR AGENCY FEE
       AT OFFERING PRICE               OFFERING PRICE                 AMOUNT INVESTED         AS PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Less than $50,000                            5.75%                         6.10%                          5.25%
$50,000 but under $100,000                   4.75                          4.99                           4.25
$100,000 but under $250,000                  3.75                          3.90                           3.25
$250,000 but under $500,000                  2.75                          2.83                           2.25
$500,000 but under $1,000,000                2.00                          2.04                           1.75
$1,000,000 or more                           None                          None                           None


   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchase. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. From its own resources, the Distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith,
Incorporated: 0.25% on sales of Class A Shares and Class B Shares, 0.10% on sales of Class C Shares, 0.10% on sales of Class A Shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. PEPCO reserves the right to discontinue or alter such fee payment plans at any time.


   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES

   Phoenix Equity Planning Corporation ("PEPCO") also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. For services as financial agent, PEPCO will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. as subagent, to the financial agent, plus (2) the documented cost of the financial agent to provide financial reporting and tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. is based upon the average of the aggregate daily net asset values of each Fund, at the following annual rates:

                First $200 million                                .085%
                $200 million to $400 million                      .05%
                $400 million to $600 million                      .03%
                $600 million to $800 million                      .02%
                $800 million to $1 billion                        .015%
                Greater than $1 billion                           .0125%

   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC, Inc. also charges minimum fees and additional fees for each additional class of fund shares. PEPCO retains PFPC, Inc. as subagent for each of the funds for which PEPCO serves as financial agent. PFPC, Inc. agreed to a modified fee structure and waived certain charges. Because PFPC, Inc.'s arrangement would have favored smaller funds over larger funds, PEPCO reallocates PFPC, Inc.'s overall asset-based charges among all funds for which it serves as financial agent on the basis of the relative net assets of each fund. As a result, the PFPC, Inc. charges to the Funds are expected to be slightly less than amount that would be found through direct application of the table illustrated above.


   As compensation for its services and obligations under an Administration Agreement in effect until June 30, 2000, PEPCO was paid a fee at an annual rate equal to 0.50% of each Funds' average daily net assets up to $50 million, which rate was reduced at higher levels of net assets. For services to the Trust during the fiscal years ended December 31, 1999, 2000 and 2001, the Trust paid administrative fees of $6,790,673, $4,390,359, and $962,541, respectively. Of these totals, PEPCO received fees from each Fund as follows:

   FUND                              1999             2000            2001
   ----                              ----             ----            ----
   Balanced Return Fund         $  680,433        $  509,096       $ 157,164
   Focus Growth Fund            $2,981,416        $1,720,760       $ 275,515
   Nifty Fifty Fund             $2,250,464        $1,323,155       $ 234,303
   Small & Mid-Cap Fund         $  691,595        $  837,348       $ 295,559

   PEPCO has voluntarily agreed to waive, when necessary, a portion of its financial agent fee so that Other Operating Expenses (operating expenses, excluding management fees and 12b-1 fees) do not exceed the following limits:


  FUND                    1ST $50 MILLION   NEXT $450 MILLION   1ST $500 MILLION
  ----                    ---------------   -----------------   ----------------
  Balanced Return Fund           1.09%             0.60%              0.40%
  Focus Growth Fund              0.99%             0.50%              0.30%
  Nifty Fifty Fund               0.99%             0.50%              0.30%
  Small & Mid-Cap Growth Fund    0.50%             0.40%              0.30%

                               DISTRIBUTION PLANS


   The Trust has adopted a separate distribution plan for Class B Shares and Class C Shares of the Funds (the "Class B Plan," the "Class C Plan," and collectively the "12b-1 Plans") in accordance with Rule 12b-1 of the 1940 Act. The 12b-1 Plans require the Funds to compensate the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

   Pursuant to the 12b-1 Plans, the Funds pay the Distributor 0.75% of the average daily net assets of the Funds' Class B Shares and Class C Shares, respectively. Expenditures under the 12b-1 Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B Shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and Statements of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds.


   On a quarterly basis, the Funds' Trustees review a report on expenditures under the 12b-1 Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the 12b-1 Plans will be continued. By its terms, continuation of the 12b-1 Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or any related agreements (the "12b-1

Plan Trustees"). The 12b-1 Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without approval of the shareholders of the Funds and that other material amendments to the 12b-1 Plans must be approved by a majority of the 12b-1 Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The 12b-1 Plans further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The 12b-1 Plans may be terminated at any time by vote of a majority of the 12b-1 Plan Trustees or a majority of the outstanding shares of the Funds.

   The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.


   For the fiscal year ended December 31, 2001, the Funds paid Rule 12b-1 distribution fees in the amount of $3,010,198, of which the principal underwriter received $2,014,981. WS Griffith Securities, Inc., an affiliate, received $100,050, and unaffiliated broker-dealers received $895,167. Distribution fees were used by the Distributor to compensate dealers for the sale of the Fund's Class B Shares and Class C Shares.


SERVICES AGREEMENT

   Under the Services Agreement, each Fund will pay a continuing service fee to service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the Fund's average daily net assets, which will include the Adviser or Phoenix Equity Planning Corporation (the "Distributor"), for shareholder accounts not serviced by other service providers. Such amounts are compensation for providing certain services to clients owning shares of such Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to such Fund, including responding to shareholder inquiries.


   For the fiscal year ended December 31, 2001, the Funds paid service fees in the amount of $2,970,408, of which the principal underwriter received $1,124,417, and unaffiliated broker-dealers received $1,845,991.

                             MANAGEMENT OF THE TRUST

   The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware business trust law.

TRUSTEES AND OFFICERS

   Certain information about the Trustees and executive officers of the Trust is set forth below. Unless otherwise noted, the address of each individual is 600 North Rosemead Boulevard, Pasadena, California 91107. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                   FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
                                   LENGTH OF       OVERSEEN BY                       DURING PAST 5 YEARS AND
 NAME, (AGE), AND ADDRESS          TIME SERVED        TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------          -----------        -------                   -----------------------------------
Barry McKinley (66)            Served since 1993.        4        Certified Public Accountant; head of B.E. McKinley &
1434 Santa Margarita Drive                                        Associates, an accounting firm, since its inception in 1971.
Arcadia, CA 91006

Robert L. Peterson (64)        Served since 1988.        4        Private investor.

Richard C. Taylor (55)         Served since 1985.        4        President of Richard Taylor Company, Inc., a food ingredients
2100 Huntington Drive, #9                                         broker, since 1975.
San Marino, CA 91118

Angela Wong (50)               Served since 1990.        4        Since August, 1999, Ms. Wong has been General Counsel at Self
                                                                  Realization Fellowship (a worldwide religious organization).
                                                                  From 1986-1999, she was Of Counsel to the law firm of Manatt,
                                                                  Phelps, Phillips & Kantor, specializing in employee benefits.

                                       26

                               INTERESTED TRUSTEES

   The persons listed below are "interested persons" of the Trust, as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                   FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
NAME, (AGE), ADDRESS AND           LENGTH OF       OVERSEEN BY                      DURING PAST 5 YEARS AND
POSITION(S) WITH TRUST            TIME SERVED        TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------            -----------        -------                  -----------------------------------
*J. Roger Engemann (61)         Served since            4          President and Director (1969-present), Roger Engemann &
600 North Rosemead Blvd.        1986.                              Associates, Inc. Chairman, Owner (1996-present), Pasadena
Pasadena, CA 91107-2138                                            National Trust Company. Chairman, President and Director
                                                                   (1988-present), Pasadena Capital Corporation. Chairman,
Chairman and President                                             President and Director, Roger Engemann Management Co.,
                                                                   Inc. (1985-present). Vice President, Phoenix Investment
                                                                   Counsel, Inc. (1998-2001).

**Philip R. McLoughlin (55)     Served since            44         Chairman (1997-present), Director (1995-present), Vice
56 Prospect Street              2000.                              Chairman (1995-1997) and Chief Executive Officer
Hartford, CT 06115-0480                                            (1995-present), Phoenix Investment Partners, Ltd.
                                                                   Director, Executive Vice President and Chief Investment
Trustee                                                            Officer, The Phoenix Companies, Inc. (2001-present).
                                                                   Director (1994-present) and Executive Vice President,
                                                                   Investments (1988-present), Phoenix Life Insurance
                                                                   Company. Director (1983-present) and Chairman
                                                                   (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                   (1984-present) and President (1990-2000), Phoenix Equity
                                                                   Planning Corporation. Chairman and Chief Executive
                                                                   Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                   Director, PXRE Corporation (Delaware) (1985-present),
                                                                   World Trust Fund (1991-present) Phoenix Distribution
                                                                   Holding Company (2001-present) and Phoenix Investment
                                                                   Management Company (2001-present). Director and Executive
                                                                   Vice President, Phoenix Life and Annuity Company
                                                                   (1996-present). Director and Executive Vice President,
                                                                   PHL Variable Insurance Company (1995-present). Director,
                                                                   Phoenix National Trust Company (1996-present). Director
                                                                   and Vice President, PM Holdings, Inc. (1985-present).
                                                                   Director, PHL Associates, Inc. (1995-present). Director
                                                                   (1992-present) and President (1992-1994), WS Griffith
                                                                   Securities, Inc.

* Mr. Engemann is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Roger Engemann & Associates, the adviser to the Funds.
**Mr. McLoughlin is an "interested person," as defined in the Investment Company
  Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                 POSITION(S) HELD
                                  WITH TRUST AND                                PRINCIPAL OCCUPATION(S)
NAME, (AGE) AND ADDRESS        LENGTH OF TIME SERVED                              DURING PAST 5 YEARS
------------------------       ---------------------                              -------------------
Malcolm Axon (43)              Chief Financial        Chief Financial Officer and Secretary of Roger Engemann & Associates, Inc.
                               Officer since 1998.    since 1995; previously Controller from 1991 to 1995. Chief Financial
                                                      Officer and Secretary of Roger Engemann Management Co. Inc. since 1993 and of Pasadena Capital Corporation since 1995.

Nancy J. Engberg (45)          Vice President and     Vice President and General Counsel, Phoenix Investment Partners, Ltd.
56 Prospect Street             General Counsel        since 1999. Second Vice President and Counsel, Phoenix Home Life Mutual
Hartford, CT 06115-0480        since 1999.            Insurance Company (1994 -1999).


                                 POSITION(S) HELD
                                  WITH TRUST AND                                PRINCIPAL OCCUPATION(S)
NAME, (AGE) AND ADDRESS        LENGTH OF TIME SERVED                              DURING PAST 5 YEARS
------------------------       ---------------------                              -------------------
John S. Tilson (57)            Vice President since   Executive Vice President (1994-present), Roger Engemann & Associates, Inc.
                               1998.                  Executive Vice President and Director (1994-present), Pasadena Capital
                                                      Corporation. Executive Vice President (1994-present), Roger Engemann
                                                      Management Co., Inc.

Tina L. Mitchell (44)          Secretary since 1998.  Vice President, Compliance (since 1999) of Roger Engemann & Associates,
                                                      Inc.; previously Compliance Officer from 1997 to 1999 and Assistant
                                                      Compliance Officer from 1993 to 1997. Compliance Officer of Roger Engemann
                                                      Management Co., Inc. since 1997; previously, Assistant Compliance Officer from 1993-1997.

COMMITTEES OF THE BOARD

   The Board of Trustees has established an Audit Committee which is responsible for overseeing the Funds' accounting and auditing policies and practices. The Committee reviews the Funds' financial reporting procedures, their system of internal control, the independent audit process, and the funds' procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are Barry E. McKinley, Robert L. Peterson, Richard C. Taylor and Angela Wong. The Committee met twice during the Trust's last fiscal year.

COMPENSATION

   Trustees who are not interested persons of the Trust receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers of the Trust and Trustees who are interested persons of the Trust receive no compensation directly from the Trust for performing their duties of their offices, but are compensated for their services by the Adviser. The Trust does not have any retirement plan for its Trustees.

   For the Trust's fiscal year ended December 31, 2001, the Trustees received the following compensation:

                                                                 Total
                                                             Compensation
                                                            From Trust and
                              Aggregate                      Fund Complex
                             Compensation                     (44 Funds)
NAME                          From Trust                   Paid to Trustees
----                          ----------                   ----------------
Roger Engemann                  $     0                         $     0

Barry E. McKinley               $22,500                         $22,500

Philip R. McLoughlin            $     0                         $     0

Robert L. Peterson              $22,500                         $22,500

Richard C. Taylor               $22,500                         $22,500

Angela Wong                     $22,500                         $22,500

TRUSTEE OWNERSHIP OF SECURITIES

   Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2001.

                                                                       AGGREGATE DOLLAR RANGE OF
                                                                       TRUSTEE OWNERSHIP IN ALL
                                                                       FUNDS OVERSEEN BY TRUSTEE
                      DOLLAR RANGE OF EQUITY                           IN FAMILY OF INVESTMENT
NAME OF TRUSTEE       SECURITIES IN A FUND OF THE TRUST                        COMPANIES
---------------       ---------------------------------                        ---------
Roger Engemann        Balanced Return Fund - Over $100,000                   Over $100,000
                      Focus Growth Fund - Over $100,000
                      Nifty Fifty Fund - Over $100,000
                      Small & Mid-Cap Growth Fund - Over $100,000

Barry E. McKinley     Focus Growth Fund - Over $100,000                      Over $100,000
                      Nifty Fifty Fund - $10,001 - $50,000
                      Small & Mid-Cap Growth Fund - Over $100,000

                                                                       AGGREGATE DOLLAR RANGE OF
                                                                       TRUSTEE OWNERSHIP IN ALL
                                                                       FUNDS OVERSEEN BY TRUSTEE
                      DOLLAR RANGE OF EQUITY                           IN FAMILY OF INVESTMENT
NAME OF TRUSTEE       SECURITIES IN A FUND OF THE TRUST                        COMPANIES
---------------       ---------------------------------                        ---------

Philip R. McLoughlin  Nifty Fifty Fund - $1 - $10,000                        Over $100,000
                      Small & Mid-Cap Growth Fund - $1 - $10,000

Robert L. Peterson    Focus Growth Fund - $10,001 - $50,000                $10,001 - $50,000

Richard C. Taylor     Focus Growth Fund - $50,001 - $100,000                 Over $100,000
                      Nifty Fifty Fund - Over $100,000
                      Small & Mid-Cap Growth Fund - Over $100,000

Angela Wong           Nifty Fifty Fund - $50,001 - $100,000               $50,001 - $100,000

   As of April 1, 2002, with the exception of J. Roger Engemann the Trustees and officers of the Trust as a group, owned less than 1% of the outstanding shares of any class of the Fund. J. Roger Engemann owns 1.98% of the Focus Growth Fund Class A Shares.


PRINCIPAL SHAREHOLDERS


   As of April 2, 2002 the following shareholders, to the Trust's knowledge, owned of record 5% or more of each Fund's outstanding shares by class, as noted:


                                                                                       PERCENTAGE
           NAME OF SHAREHOLDER                          FUND AND CLASS                OF THE CLASS       NUMBER OF SHARES
           -------------------                          --------------                ------------       ----------------

Charles Schwab & Co., Inc.*                Small & Mid Cap Growth Fund Class A             8.59%             847,794.457
Special Custody Account
For the Benefit of Customers
Attn. Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122


Merrill Lynch, Pierce, Fenner &            Small & Mid Cap Growth Fund Class C            34.90%             792,103.566
Smith, Inc. Trade House Account
Attn. Book Entry
4801 Deer Lake Drive East
Jacksonville, FL  32246

MLPF&S*                                    Balanced Return Fund Class A                   24.98%             849,946.472
For the Sole Benefit of its Customers      Balanced Return Fund Class B                   34.21%             295,522.276
Attn:  Fund Administration                 Balanced Return Fund Class C                   49.18%             258,011.148
4800 Deer Lake Drive East, 3rd Fl.         Focus Growth Fund Class A                      34.90%           5,620,017.710
Jacksonville, FL  32246-6484               Focus Growth Fund Class B                      53.95%           1,205,907.265
                                           Focus Growth Fund Class C                      46.48%             781,653.119
                                           Nifty Fifty Fund Class A                       27.07%           1,804,903.298
                                           Nifty Fifty Fund Class B                       41.47%             982,205.428
                                           Nifty Fifty Fund Class C                       53.87%             663,560.918
                                           Small & Mid-Cap Growth Fund Class A            16.95%           1,673,327.996
                                           Small & Mid-Cap Growth Fund Class B            20.83%           1,040,197.905
                                           Small & Mid-Cap Growth Fund Class C            34.90%             792,103.566


---------------------
  *Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any class of any Fund.

                                OTHER INFORMATION

CAPITAL STOCK

   The Trust was established on May 28, 1986 as a Massachusetts business trust and was reorganized as a Delaware business trust in February 2001. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS

   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent accountants for the Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

   The custodian of the assets of the Funds is Union Bank of California, 475 Sansome Street, San Francisco, California 94111.

   Pursuant to a Transfer Agent and Service Agreement with the Trust, Phoenix Equity Planning Corporation serves as transfer agent for the Funds (the "Transfer Agent") for which it is paid $17.95 for each designated shareholder account, plus out-of-pocket expenses. The Transfer Agent engages subagents to perform certain shareholder servicing functions for which such agents are paid a fee by Phoenix Equity Planning Corporation.

REPORT TO SHAREHOLDERS

   The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year.

FINANCIAL STATEMENTS


   The Financial Statements for the Fund's fiscal year ended December 31, 2001 in the Fund's 2001 Annual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

   Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS

   AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Phoenix-Engemann Balanced Return Fund

                        INVESTMENTS AT DECEMBER 31, 2001

                                           STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                         (Unaudited)    (000)       VALUE
                                         -----------   -------   ------------
U.S. GOVERNMENT SECURITIES--37.3%

U.S. TREASURY BONDS--21.4%
U.S. Treasury Bonds 9.25%, 2/15/16 .....     AAA      $ 21,500   $ 29,072,040

U.S. TREASURY NOTES--15.9%
U.S. Treasury Notes 6.50%, 8/15/05 .....     AAA        20,000     21,661,720
- ------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $46,607,311)                  50,733,760
- ------------------------------------------------------------------------------

                                                        SHARES       VALUE
                                                       -------   ------------
COMMON STOCKS--58.4%

BROADCASTING (TELEVISION, RADIO & CABLE)--1.2%
Univision Communications, Inc. Class A(b) ..........    40,000      1,618,400

COMMUNICATIONS EQUIPMENT--0.2%
CIENA Corp.(b) .....................................    20,000        286,200

COMPUTERS (HARDWARE)--1.6%
Brocade Communications Systems, Inc.(b) ............    20,000        662,400
Sun Microsystems, Inc.(b) ..........................   125,000      1,537,500
                                                                 ------------
                                                                    2,199,900
                                                                 ------------
COMPUTERS (NETWORKING)--2.6%
Cisco Systems, Inc.(b) .............................   195,000      3,531,450
McDATA Corp. Class A(b) ............................     2,355         57,697
                                                                 ------------
                                                                    3,589,147
                                                                 ------------

                                                        SHARES       VALUE
                                                       -------   ------------
COMPUTERS (PERIPHERALS)--1.4%
EMC Corp.(b) .......................................   145,000   $  1,948,800

COMPUTERS (SOFTWARE & SERVICES)--5.7%
BEA Systems, Inc.(b) ...............................    80,000      1,232,000
i2 Technologies, Inc.(b) ...........................    50,000        395,000
Oracle Corp.(b) ....................................   180,000      2,485,800
Siebel Systems, Inc.(b) ............................     8,000        223,840
VeriSign, Inc.(b) ..................................    35,000      1,331,400
VERITAS Software Corp.(b) ..........................    45,000      2,017,350
                                                                 ------------
                                                                    7,685,390
                                                                 ------------
ELECTRICAL EQUIPMENT--1.0%
General Electric Co. ...............................    35,000      1,402,800

ELECTRONICS (SEMICONDUCTORS)--6.1%
Analog Devices, Inc.(b) ............................    20,000        887,800
Maxim Integrated Products, Inc.(b) .................    35,000      1,837,850
Texas Instruments, Inc. ............................   115,000      3,220,000
Xilinx, Inc.(b) ....................................    60,000      2,343,000
                                                                 ------------
                                                                    8,288,650
                                                                 ------------
ENTERTAINMENT--5.1%
AOL Time Warner, Inc.(b) ...........................   105,000      3,370,500
Viacom, Inc. Class B(b) ............................    80,000      3,532,000
                                                                 ------------
                                                                    6,902,500
                                                                 ------------
EQUIPMENT (SEMICONDUCTORS)--1.3%
Applied Materials, Inc.(b) .........................    45,000      1,804,500


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                        SHARES       VALUE
                                                       -------   ------------
FINANCIAL (DIVERSIFIED)--6.3%
American Express Co. ...............................    80,000   $  2,855,200
Citigroup, Inc. ....................................    80,000      4,038,400
Freddie Mac ........................................    25,000      1,635,000
                                                                 ------------
                                                                    8,528,600
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--8.7%
Genentech, Inc.(b) .................................    25,000      1,356,250
Lilly (Eli) & Co. ..................................    10,000        785,400
Merck & Co., Inc. ..................................    45,000      2,646,000
Pfizer, Inc. .......................................   135,000      5,379,750
Pharmacia Corp. ....................................    40,000      1,706,000
                                                                 ------------
                                                                   11,873,400
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.5%
Medtronic, Inc.(b) .................................   145,000      7,425,450

INVESTMENT MANAGEMENT--0.5%
Stilwell Financial, Inc. ...........................    27,000        734,940

MANUFACTURING (DIVERSIFIED)--3.0%
Tyco International Ltd. ............................    70,000      4,123,000

OIL & GAS (EXPLORATION & PRODUCTION)--2.4%
Anadarko Petroleum Corp. ...........................    30,000      1,705,500
Burlington Resources, Inc. .........................    40,000      1,501,600
                                                                 ------------
                                                                    3,207,100
                                                                 ------------
RETAIL (BUILDING SUPPLIES)--2.2%
Home Depot, Inc. (The) .............................    40,000      2,040,400
Lowe's Cos., Inc. ..................................    20,000        928,200
                                                                 ------------
                                                                    2,968,600
                                                                 ------------
RETAIL (DRUG STORES)--0.5%
Walgreen Co. .......................................    20,000        673,200

RETAIL (GENERAL MERCHANDISE)--3.1%
Costco Wholesale Corp.(b) ..........................    50,000      2,219,000
Wal-Mart Stores, Inc. ..............................    35,000      2,014,250
                                                                 ------------
                                                                    4,233,250
                                                                 ------------
- ------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $78,376,734)                                      79,493,827
- ------------------------------------------------------------------------------


                                                        SHARES       VALUE
                                                       -------   ------------
FOREIGN COMMON STOCKS--2.6%

COMMUNICATIONS EQUIPMENT--1.2%
Nokia Oyj ADR (Finland) ............................    65,000   $  1,594,450

COMPUTERS (SOFTWARE & SERVICES)--0.6%
Check Point Software Technologies Ltd. (Israel)(b) .    20,000        797,800

ELECTRICAL EQUIPMENT--0.8%
Flextronics International Ltd. (Singapore)(b) ......    45,000      1,079,550
- ------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,743,326)                                        3,471,800
- ------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $129,727,371)                                    133,699,387(a)

Other assets and liabilities, net--1.7%                             2,349,553
                                                                 ------------
NET ASSETS--100.0%                                               $136,048,940
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,288,699 and gross depreciation of $17,544,902 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $129,955,590.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $129,727,371)                                  $133,699,387
Cash                                                                  1,338,373
Receivables
   Interest and dividends                                             1,275,904
   Investment securities sold                                           396,772
   Fund shares sold                                                      62,225
   Receivable from adviser                                                   90
                                                                   ------------
     Total assets                                                   136,772,751
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              451,705
   Investment advisory fee                                               86,430
   Distribution fee                                                      55,525
   Transfer agent fee                                                    55,336
   Financial agent fee                                                   12,291
   Trustees' fee                                                          5,009
Accrued expenses                                                         57,515
                                                                   ------------
     Total liabilities                                                  723,811
                                                                   ------------
NET ASSETS                                                         $136,048,940
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $143,518,356
Undistributed net investment income                                      38,037
Accumulated net realized loss                                       (11,479,469)
Net unrealized appreciation                                           3,972,016
                                                                   ------------
NET ASSETS                                                         $136,048,940
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $96,054,427)                   3,492,262
Net asset value per share                                                $27.50
Offering price per share $27.50/(1-5.75%)                                $29.18

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $24,514,532)                     908,792
Net asset value and offering price per share                             $26.97

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,479,981)                     572,591
Net asset value and offering price per share                             $27.03


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
Interest                                                           $  4,359,729
Dividends                                                               315,801
Foreign taxes withheld                                                   (1,117)
                                                                   ------------
     Total investment income                                          4,674,413
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,112,762
Distribution fee, Class A                                               261,976
Distribution fee, Class B                                               282,265
Distribution fee, Class C                                               188,061
Financial agent fee                                                     157,164
Transfer agent                                                          210,481
Professional                                                             28,853
Printing                                                                 28,550
Registration                                                             25,865
Trustees                                                                 19,871
Custodian                                                                 7,656
Miscellaneous                                                             9,885
                                                                   ------------
     Total expenses                                                   2,333,389
                                                                   ------------
NET INVESTMENT INCOME                                                 2,341,024
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                      (8,497,448)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (15,779,537)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (24,276,985)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $(21,935,961)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Year Ended             Year Ended
                                                                                                 12/31/01               12/31/00
                                                                                               ------------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                                $ 2,341,024            $  2,777,075
   Net realized gain (loss)                                                                      (8,497,448)            14,590,489
   Net change in unrealized appreciation (depreciation)                                         (15,779,537)           (32,122,151)
                                                                                               ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (21,935,961)           (14,754,587)
                                                                                               ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (1,849,714)            (1,951,731)
   Net investment income, Class B                                                                  (274,728)              (332,651)
   Net investment income, Class C                                                                  (178,545)              (215,623)
   Net realized short-term gains, Class A                                                                --             (1,727,911)
   Net realized short-term gains, Class B                                                                --               (497,547)
   Net realized short-term gains, Class C                                                                --               (318,769)
   Net realized long-term gains, Class A                                                                 --             (9,958,331)
   Net realized long-term gains, Class B                                                                 --             (2,861,781)
   Net realized long-term gains, Class C                                                                 --             (1,837,620)
                                                                                               ------------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (2,302,987)           (19,701,964)
                                                                                               ------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (517,352 and 963,774 shares, respectively)                      15,150,617             38,010,451
   Net asset value of shares issued from reinvestment of distributions
     (48,053 and 414,546 shares, respectively)                                                    1,308,420             12,889,181
   Cost of shares repurchased (873,414 and 760,853 shares, respectively)                        (25,080,427)           (29,688,339)
                                                                                               ------------           ------------
Total                                                                                            (8,621,390)            21,211,293
                                                                                               ------------           ------------
CLASS B
   Proceeds from sales of shares (152,034 and 354,908 shares, respectively)                       4,370,164             13,608,614
   Net asset value of shares issued from reinvestment of distributions
     (6,111 and 105,331 shares, respectively)                                                       163,330              3,209,325
   Cost of shares repurchased (335,152 and 176,396 shares, respectively)                         (9,408,902)            (6,734,024)
                                                                                               ------------           ------------
Total                                                                                            (4,875,408)            10,083,915
                                                                                               ------------           ------------
CLASS C
   Proceeds from sales of shares (92,219 and 272,732 shares, respectively)                        2,649,795             10,307,740
   Net asset value of shares issued from reinvestment of distributions
     (2,980 and 70,428 shares, respectively)                                                         79,757              2,151,065
   Cost of shares repurchased (229,287 and 103,667 shares, respectively)                         (6,324,529)            (3,831,967)
                                                                                               ------------           ------------
Total                                                                                            (3,594,977)             8,626,838
                                                                                               ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (17,091,775)            39,922,046
                                                                                               ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (41,330,723)             5,465,495

NET ASSETS
   Beginning of period                                                                          177,379,663            171,914,168
                                                                                               ------------           ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
     OF $38,037 AND $277,070, RESPECTIVELY]                                                    $136,048,940           $177,379,663
                                                                                               ============           ============

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                         --------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                         2001(4)        2000          1999         1998           1997
Net asset value, beginning of period                     $31.91        $38.80        $34.83       $29.05         $28.08
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.51(1)       0.66          0.21(1)      0.40           0.30(1)
   Net realized and unrealized gain (loss)                (4.38)        (3.52)         6.07         8.03           4.98
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (3.87)        (2.86)         6.28         8.43           5.28
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.54)        (0.58)        (0.17)       (0.40)         (0.32)
   Dividends from net realized gains                         --         (3.45)        (2.14)       (2.25)         (3.99)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.54)        (4.03)        (2.31)       (2.65)         (4.31)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (4.41)        (6.89)         3.97         5.78           0.97
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.50        $31.91        $38.80       $34.83         $29.05
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (12.12)%       (7.11)%       18.10%       29.12%         18.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $96,054      $121,272      $123,482      $72,620        $56,610
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.30 %        1.37 %        1.56%        1.63%           1.7%(3)
   Net investment income (loss)                            1.78 %        1.71 %        0.58%        1.15%           1.0%
Portfolio turnover                                           34 %          50 %          41%         124%          40.3%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.70% for the period ended December 31, 1997.
(4) As required, effective January 1, 2001, the fund has adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
    December 31, 2001 was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to
    1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                                         --------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                         2001(4)        2000          1999         1998           1997
Net asset value, beginning of period                     $31.28        $38.13        $34.37       $28.76         $27.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.29(1)       0.34         (0.06)(1)     0.13           0.08(1)
   Net realized and unrealized gain (loss)                (4.30)        (3.40)         5.96         7.91           4.93
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (4.01)        (3.06)         5.90         8.04           5.01
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.30)        (0.34)           --        (0.18)         (0.11)
   Dividends from net realized gains                         --         (3.45)        (2.14)       (2.25)         (3.99)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.30)        (3.79)        (2.14)       (2.43)         (4.10)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (4.31)        (6.85)         3.76         5.61           0.91
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $26.97        $31.28        $38.13       $34.37         $28.76
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (12.80)%       (7.76)%       17.22 %      28.06%         18.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $24,515       $33,960       $30,580      $11,512         $7,125
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.05 %        2.12 %        2.30 %       2.38%           2.4%(3)
   Net investment income (loss)                            1.02 %        0.98 %       (0.16)%       0.39%           0.3%
Portfolio turnover                                           34 %          50 %          41 %        124%          40.3%

                                                                                   CLASS C
                                                         --------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001(4)       2000          1999         1998           1997
Net asset value, beginning of period                     $31.34        $38.21        $34.44       $28.80         $27.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.28(1)       0.34         (0.06)(1)     0.14           0.08(1)
   Net realized and unrealized gain (loss)                (4.29)        (3.41)         5.97         7.92           4.92
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (4.01)        (3.07)         5.91         8.06           5.00
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.30)        (0.35)           --        (0.17)         (0.09)
   Dividends from net realized gains                         --         (3.45)        (2.14)       (2.25)         (3.99)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.30)        (3.80)        (2.14)       (2.42)         (4.08)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (4.31)        (6.87)         3.77         5.64           0.92
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.03        $31.34        $38.21       $34.44         $28.80
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (12.78)%       (7.79)%       17.22 %      28.07%         18.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $15,480       $22,147       $17,852       $7,610         $5,581
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.05 %        2.12 %        2.30 %       2.38%           2.4%(3)
   Net investment income (loss)                            1.00 %        0.99 %       (0.16)%       0.39%           0.3%
Portfolio turnover                                           34 %          50 %          41 %        124%          40.3%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.50% for the period ended December 31, 1997.
(4) As required, effective January 1, 2001, the fund has adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
    December 31, 2001 was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                        INVESTMENTS AT DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                       -------   ------------
COMMON STOCKS--96.2%

BEVERAGES (NON-ALCOHOLIC)--1.3%
PepsiCo, Inc. ......................................    82,000   $  3,992,580

BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
Univision Communications, Inc. Class A(b) ..........   243,000      9,831,780

COMPUTERS (HARDWARE)--3.4%
Dell Computer Corp.(b) .............................   163,000      4,430,340
Sun Microsystems, Inc.(b) ..........................   447,000      5,498,100
                                                                 ------------
                                                                    9,928,440
                                                                 ------------
COMPUTERS (NETWORKING)--3.7%
Cisco Systems, Inc.(b) .............................   580,448     10,511,913
McDATA Corp. Class A(b) ............................    17,225        422,013
                                                                 ------------
                                                                   10,933,926
                                                                 ------------
COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b) .......................................   387,000      5,201,280

COMPUTERS (SOFTWARE & SERVICES)--2.7%
BEA Systems, Inc.(b) ...............................   176,000      2,710,400
Oracle Corp.(b) ....................................   388,000      5,358,280
                                                                 ------------
                                                                    8,068,680
                                                                 ------------
CONSUMER FINANCE--2.2%
MBNA Corp. .........................................   181,000      6,371,200

ELECTRICAL EQUIPMENT--4.2%
General Electric Co. ...............................   312,000     12,504,960


                                                        SHARES       VALUE
                                                       -------   ------------
ELECTRONICS (SEMICONDUCTORS)--7.3%
Intel Corp. ........................................   323,600   $ 10,177,220
Texas Instruments, Inc. ............................   283,400      7,935,200
Xilinx, Inc.(b) ....................................    87,000      3,397,350
                                                                 ------------
                                                                   21,509,770
                                                                 ------------
ENTERTAINMENT--7.1%
AOL Time Warner, Inc.(b) ...........................   163,000      5,232,300
Viacom, Inc. Class B(b) ............................   286,000     12,626,900
Walt Disney Co. (The) ..............................   150,000      3,108,000
                                                                 ------------
                                                                   20,967,200
                                                                 ------------
EQUIPMENT (SEMICONDUCTORS)--1.9%
Applied Materials, Inc.(b) .........................   140,000      5,614,000

FINANCIAL (DIVERSIFIED)--10.1%
American Express Co. ...............................   302,000     10,778,380
Citigroup, Inc. ....................................   288,333     14,555,050
State Street Corp. .................................    88,000      4,598,000
                                                                 ------------
                                                                   29,931,430
                                                                 ------------
HEALTH CARE (DIVERSIFIED)--2.5%
Johnson & Johnson ..................................   127,000      7,505,700

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--12.1%
Genentech, Inc.(b) .................................   125,000      6,781,250
Lilly (Eli) & Co. ..................................    36,000      2,827,440
Merck & Co., Inc. ..................................   157,200      9,243,360
Pfizer, Inc. .......................................   424,300     16,908,355
                                                                 ------------
                                                                   35,760,405
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                        SHARES       VALUE
                                                       -------   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--6.2%
Medtronic, Inc. ....................................   358,200   $ 18,343,422

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.5%
Colgate-Palmolive Co. ..............................   126,000      7,276,500

INVESTMENT BANKING/BROKERAGE--3.0%
Merrill Lynch & Co., Inc. ..........................   169,000      8,808,280

MANUFACTURING (DIVERSIFIED)--3.4%
Tyco International Ltd. ............................   172,000     10,130,800

RETAIL (BUILDING SUPPLIES)--4.0%
Home Depot, Inc. (The) .............................   131,000      6,682,310
Lowe's Cos., Inc. ..................................   114,000      5,290,740
                                                                 ------------
                                                                   11,973,050
                                                                 ------------
RETAIL (DRUG STORES)--1.6%
Walgreen Co. .......................................   144,000      4,847,040

RETAIL (GENERAL MERCHANDISE)--8.3%
Costco Wholesale Corp.(b) ..........................   113,000      5,014,940
Target Corp. .......................................   182,000      7,471,100
Wal-Mart Stores, Inc. ..............................   212,000     12,200,600
                                                                 ------------
                                                                   24,686,640
                                                                 ------------
SERVICES (DATA PROCESSING)--2.2%
Automatic Data Processing, Inc. ....................   113,000      6,655,700

TRUCKERS--1.4%
United Parcel Service, Inc. Class B ................    77,000      4,196,500
- ------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $222,585,143)                                    285,039,283
- ------------------------------------------------------------------------------


                                                        SHARES       VALUE
                                                       -------   ------------
FOREIGN COMMON STOCKS--2.9%

COMMUNICATIONS EQUIPMENT--1.6%
Nokia Oyj ADR (Finland) ............................   190,000   $  4,660,700

ELECTRICAL EQUIPMENT--1.3%
Flextronics International Ltd. (Singapore)(b) ......   167,000      4,006,330
- ------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,579,462)                                       8,667,030
- ------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $234,164,605)                                    293,706,313(a)

Other assets and liabilities, net--0.9%                             2,767,218
                                                                 ------------
NET ASSETS--100.0%                                               $296,473,531
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $94,951,088 and gross depreciation of $35,409,380 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $234,164,605.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $234,164,605)                                  $293,706,313
Cash                                                                  5,493,319
Receivables
   Dividends and interest                                               211,720
   Fund shares sold                                                     154,908
   Receivable from adviser                                                2,323
                                                                   ------------
     Total assets                                                   299,568,583
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                            2,500,393
   Investment advisory fee                                              209,752
   Transfer agent fee                                                   176,732
   Distribution fee                                                     100,303
   Financial agent fee                                                   19,659
   Trustees' fee                                                          5,009
Accrued expenses                                                         83,204
                                                                   ------------
     Total liabilities                                                3,095,052
                                                                   ------------
NET ASSETS                                                         $296,473,531
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $281,884,818
Accumulated net realized loss                                       (44,952,995)
Net unrealized appreciation                                          59,541,708
                                                                   ------------
NET ASSETS                                                         $296,473,531
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $241,735,778)                 17,037,987
Net asset value per share                                                $14.19
Offering price per share $14.19/(1-5.75%)                                $15.06

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,767,003)                   2,474,565
Net asset value and offering price per share                             $12.84

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $22,970,750)                   1,789,398
Net asset value and offering price per share                             $12.84


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
Dividends                                                         $   2,009,269
Interest                                                                805,342
Foreign taxes withheld                                                  (14,328)
                                                                  -------------
     Total investment income                                          2,800,283
                                                                  -------------
EXPENSES
Investment advisory fee                                               2,997,636
Distribution fee, Class A                                               743,792
Distribution fee, Class B                                               431,160
Distribution fee, Class C                                               284,615
Financial agent fee                                                     275,515
Transfer agent                                                          681,796
Printing                                                                174,144
Registration                                                             36,781
Professional                                                             35,707
Trustees                                                                 20,676
Custodian                                                                10,205
Miscellaneous                                                            22,635
                                                                  -------------
     Total expenses                                                   5,714,662
                                                                  -------------
NET INVESTMENT LOSS                                                  (2,914,379)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (43,008,576)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (117,674,198)
                                                                  -------------
NET LOSS ON INVESTMENTS                                            (160,682,774)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $(163,597,153)
                                                                  =============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended             Year Ended
                                                                                                12/31/01               12/31/00
                                                                                              -------------          -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  (2,914,379)         $  (7,516,426)
   Net realized gain (loss)                                                                     (43,008,576)            74,784,316
   Net change in unrealized appreciation (depreciation)                                        (117,674,198)          (278,754,296)
                                                                                              -------------          -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (163,597,153)          (211,486,406)
                                                                                              -------------          -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                          (297,782)                  --
   Net realized short-term gains, Class B                                                           (45,034)                  --
   Net realized short-term gains, Class C                                                           (30,957)                  --
   Net realized long-term gains, Class A                                                           (727,298)           (59,582,328)
   Net realized long-term gains, Class B                                                           (109,997)            (9,954,588)
   Net realized long-term gains, Class C                                                            (75,802)            (6,276,139)
                                                                                              -------------          -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (1,286,870)           (75,813,055)
                                                                                              -------------          -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,026,692 and 2,382,873 shares, respectively)                  16,435,545             78,173,098
   Net asset value of shares issued from reinvestment of distributions
     (43,599 and 2,698,104 shares, respectively)                                                    608,876             53,672,607
   Cost of shares repurchased (4,856,640 and 2,948,862 shares, respectively)                    (74,173,121)           (94,953,609)
                                                                                              -------------          -------------
Total                                                                                           (57,128,700)            36,892,096
                                                                                              -------------          -------------
CLASS B
   Proceeds from sales of shares (361,350 and 550,835 shares, respectively)                       5,222,425             16,366,326
   Net asset value of shares issued from reinvestment of distributions
     (5,154 and 501,729 shares, respectively)                                                        65,456              9,102,560
   Cost of shares repurchased (1,414,906 and 964,619 shares, respectively)                      (20,106,476)           (28,445,807)
                                                                                              -------------          -------------
Total                                                                                           (14,818,595)            (2,976,921)
                                                                                              -------------          -------------
CLASS C
   Proceeds from sales of shares (280,842 and 395,307 shares, respectively)                       3,978,139             11,616,502
   Net asset value of shares issued from reinvestment of distributions
     (4,093 and 313,307 shares, respectively)                                                        52,054              5,685,788
   Cost of shares repurchased (715,257 and 319,865 shares, respectively)                         (9,986,832)            (9,113,328)
                                                                                              -------------          -------------
Total                                                                                            (5,956,639)             8,188,962
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (77,903,934)            42,104,137
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (242,787,957)          (245,195,324)

NET ASSETS
   Beginning of period                                                                          539,261,488            784,456,812
                                                                                              -------------          -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $0 AND $0, RESPECTIVELY]                                                                 $ 296,473,531          $ 539,261,488
                                                                                              =============          =============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $20.69        $33.24        $26.82       $20.43         $21.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.10)        (0.27)        (0.31)       (0.16)         (0.16)
   Net realized and unrealized gain (loss)                (6.34)        (9.00)        13.48         7.76           3.51
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (6.44)        (9.27)        13.17         7.60           3.35
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (6.50)       (12.55)         6.42         6.39          (1.51)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $14.19        $20.69        $33.24       $26.82         $20.43
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (31.12)%      (27.50)%       49.74 %      37.41 %        16.04 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $241,736      $430,884      $621,386     $441,146       $383,481
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.40 %        1.32 %        1.54 %       1.58 %          1.6 %(3)
   Net investment income (loss)                           (0.64)%       (0.86)%       (1.04)%      (0.72)%         (0.7)%
Portfolio turnover                                           53 %          59 %          56 %        119 %         70.6 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the period ended December 31, 1997.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS B
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $18.87        $30.97        $25.49       $19.61         $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.20)        (0.47)        (0.51)       (0.32)         (0.34)
   Net realized and unrealized gain (loss)                (5.77)        (8.35)        12.74         7.41           3.41
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (5.97)        (8.82)        12.23         7.09           3.07
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (6.03)       (12.10)         5.48         5.88          (1.79)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $12.84        $18.87        $30.97       $25.49         $19.61
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (31.63)%      (28.07)%       48.64 %      36.38 %        15.13 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $31,767       $66,488      $106,372      $65,986        $54,267
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.15 %        2.07 %        2.29 %       2.33 %          2.4 %(3)
   Net investment income (loss)                           (1.39)%       (1.61)%       (1.78)%      (1.47)%         (1.5)%
Portfolio turnover                                           53 %          59 %          56 %        119 %         70.6 %

                                                                                      CLASS C
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $18.87        $30.97        $25.49       $19.61         $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.20)        (0.47)        (0.51)       (0.32)         (0.34)
   Net realized and unrealized gain (loss)                (5.77)        (8.35)        12.74         7.41           3.41
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                     (5.97)        (8.82)        12.23         7.09           3.07
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                 (6.03)       (12.10)         5.48         5.88          (1.79)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $12.84        $18.87        $30.97       $25.49         $19.61
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (31.63)%      (28.07)%       48.64 %      36.38 %        15.13 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $22,971       $41,889       $56,699      $34,580        $29,222
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.15 %        2.07 %        2.29 %       2.33 %          2.4 %(3)
   Net investment income (loss)                           (1.39)%       (1.61)%       (1.78)%      (1.47)%         (1.5)%
Portfolio turnover                                           53 %          59 %          56 %        119 %         70.6 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                        INVESTMENTS AT DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                       -------   ------------
COMMON STOCKS--91.4%

BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
Univision Communications, Inc. Class A(b) ..........   110,000   $  4,450,600

COMMUNICATIONS EQUIPMENT--0.5%
CIENA Corp.(b) .....................................    72,000      1,030,320

COMPUTERS (HARDWARE)--2.6%
Brocade Communications Systems, Inc.(b) ............    50,620      1,676,534
Sun Microsystems, Inc.(b) ..........................   306,000      3,763,800
                                                                 ------------
                                                                    5,440,334
                                                                 ------------
COMPUTERS (NETWORKING)--4.6%
Cisco Systems, Inc.(b) .............................   506,748      9,177,206
McDATA Corp. Class A(b) ............................    16,231        397,660
                                                                 ------------
                                                                    9,574,866
                                                                 ------------
COMPUTERS (PERIPHERALS)--2.1%
EMC Corp.(b) .......................................   321,000      4,314,240

COMPUTERS (SOFTWARE & SERVICES)--9.3%
BEA Systems, Inc.(b) ...............................   192,000      2,956,800
i2 Technologies, Inc.(b) ...........................   166,000      1,311,400
Oracle Corp.(b) ....................................   426,000      5,883,060
Siebel Systems, Inc.(b) ............................    49,000      1,371,020
VeriSign, Inc.(b) ..................................    78,000      2,967,120
VERITAS Software Corp.(b) ..........................   105,500      4,729,565
                                                                 ------------
                                                                   19,218,965
                                                                 ------------
ELECTRICAL EQUIPMENT--2.3%
General Electric Co. ...............................   117,000      4,689,360


                                                        SHARES       VALUE
                                                       -------   ------------
ELECTRONICS (SEMICONDUCTORS)--10.0%
Analog Devices, Inc.(b) ............................    73,000   $  3,240,470
Maxim Integrated Products, Inc.(b) .................    80,000      4,200,800
Texas Instruments, Inc. ............................   265,000      7,420,000
Xilinx, Inc.(b) ....................................   147,000      5,740,350
                                                                 ------------
                                                                   20,601,620
                                                                 ------------
ENTERTAINMENT--7.5%
AOL Time Warner, Inc.(b) ...........................   223,000      7,158,300
Viacom, Inc. Class B(b) ............................   191,000      8,432,650
                                                                 ------------
                                                                   15,590,950
                                                                 ------------
EQUIPMENT (SEMICONDUCTORS)--1.9%
Applied Materials, Inc.(b) .........................    99,000      3,969,900

FINANCIAL (DIVERSIFIED)--10.7%
American Express Co. ...............................   209,000      7,459,210
Citigroup, Inc. ....................................   203,000     10,247,440
Freddie Mac ........................................    66,000      4,316,400
                                                                 ------------
                                                                   22,023,050
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--12.3%
Genentech, Inc.(b) .................................    55,000      2,983,750
Lilly (Eli) & Co. ..................................    26,000      2,042,040
Merck & Co., Inc. ..................................    91,600      5,386,080
Pfizer, Inc. .......................................   260,600     10,384,910
Pharmacia Corp. ....................................   110,070      4,694,485
                                                                 ------------
                                                                   25,491,265
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.7%
Medtronic, Inc.(b) .................................   228,600     11,706,606


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                                                        SHARES       VALUE
                                                       -------   ------------
INVESTMENT MANAGEMENT--1.3%
Stilwell Financial, Inc. ...........................    98,000   $  2,667,560

MANUFACTURING (DIVERSIFIED)--4.9%
Tyco International Ltd. ............................   172,193     10,142,168

OIL & GAS (EXPLORATION & PRODUCTION)--3.5%
Anadarko Petroleum Corp. ...........................    66,000      3,752,100
Burlington Resources, Inc. .........................    94,000      3,528,760
                                                                 ------------
                                                                    7,280,860
                                                                 ------------
RETAIL (BUILDING SUPPLIES)--3.5%
Home Depot, Inc. (The) .............................    97,500      4,973,475
Lowe's Cos., Inc. ..................................    50,000      2,320,500
                                                                 ------------
                                                                    7,293,975
                                                                 ------------
RETAIL (DRUG STORES)--1.1%
Walgreen Co. .......................................    67,000      2,255,220

RETAIL (GENERAL MERCHANDISE)--5.4%
Costco Wholesale Corp.(b) ..........................   131,000      5,813,780
Wal-Mart Stores, Inc. ..............................    93,000      5,352,150
                                                                 ------------
                                                                   11,165,930
                                                                 ------------
- -----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $185,105,495)                                    188,907,789
- -----------------------------------------------------------------------------


                                                        SHARES       VALUE
                                                       -------   ------------
FOREIGN COMMON STOCKS--4.0%

COMMUNICATIONS EQUIPMENT--1.9%
Nokia Oyj ADR (Finland) ............................   158,000   $  3,875,740

COMPUTERS (SOFTWARE & SERVICES)--1.0%
Check Point Software Technologies Ltd. (Israel)(b) .    51,000      2,034,390

ELECTRICAL EQUIPMENT--1.1%
Flextronics International Ltd. (Singapore)(b) ......    97,000      2,327,030
- -----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,823,391)                                       8,237,160
- -----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.4%
(IDENTIFIED COST $195,928,886)                                    197,144,949(a)

Other assets and liabilities, net--4.6%                             9,549,002
                                                                 ------------
NET ASSETS--100.0%                                               $206,693,951
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $50,425,352 and gross depreciation of $49,209,289 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $195,928,886.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $195,928,886)                                  $197,144,949
Cash                                                                  9,605,741
Receivables
   Investment securities sold                                         1,144,969
   Fund shares sold                                                     161,792
   Dividends and interest                                                87,656
                                                                   ------------
     Total assets                                                   208,145,107
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              932,510
   Transfer agent fee                                                   163,568
   Investment advisory fee                                              148,784
   Distribution fee                                                      91,378
   Financial agent fee                                                   16,860
   Trustees' fee                                                          5,009
Accrued expenses                                                         93,047
                                                                   ------------
     Total liabilities                                                1,451,156
                                                                   ------------
NET ASSETS                                                         $206,693,951
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $247,440,735
Accumulated net realized loss                                       (41,962,847)
Net unrealized appreciation                                           1,216,063
                                                                   ------------
NET ASSETS                                                         $206,693,951
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $136,617,908)                  7,015,823
Net asset value per share                                                $19.47
Offering price per share $19.47/(1-5.75%)                                $20.66

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $46,585,569)                   2,602,216
Net asset value and offering price per share                             $17.90

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,490,474)                   1,312,282
Net asset value and offering price per share                             $17.90


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME
Dividends                                                         $   1,027,274
Interest                                                                274,963
Foreign taxes withheld                                                     (478)
                                                                  -------------
     Total investment income                                          1,301,759
                                                                  -------------
EXPENSES
Investment advisory fee                                               2,257,946
Distribution fee, Class A                                               442,686
Distribution fee, Class B                                               652,825
Distribution fee, Class C                                               336,365
Financial agent fee                                                     234,303
Transfer agent                                                          630,247
Printing                                                                140,164
Registration                                                             38,089
Professional                                                             31,718
Trustees                                                                 20,675
Custodian                                                                11,878
Miscellaneous                                                            11,993
                                                                  -------------
     Total expenses                                                   4,808,889
                                                                  -------------
NET INVESTMENT LOSS                                                  (3,507,130)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (41,338,344)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (105,862,162)
                                                                  -------------
NET LOSS ON INVESTMENTS                                            (147,200,506)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $(150,707,636)
                                                                  =============

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended              Year Ended
                                                                                                12/31/01                12/31/00
                                                                                              -------------          -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  (3,507,130)         $  (6,721,510)
   Net realized gain (loss)                                                                     (41,338,344)            70,346,914
   Net change in unrealized appreciation (depreciation)                                        (105,862,162)          (165,108,765)
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (150,707,636)          (101,483,361)
                                                                                              -------------          -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                          (930,593)              (552,512)
   Net realized short-term gains, Class B                                                          (343,336)              (240,783)
   Net realized short-term gains, Class C                                                          (174,837)              (126,104)
   Net realized long-term gains, Class A                                                             (1,873)           (41,290,869)
   Net realized long-term gains, Class B                                                             (1,102)           (17,994,392)
   Net realized long-term gains, Class C                                                                 --             (9,424,155)
                                                                                              -------------          -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (1,451,741)           (69,628,815)
                                                                                              -------------          -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,094,638 and 1,161,063 shares, respectively)                  25,134,819             52,701,168
   Net asset value of shares issued from reinvestment of distributions
     (33,679 and 1,313,488 shares, respectively)                                                    645,583             38,130,506
   Cost of shares repurchased (2,438,946 and 1,108,185 shares, respectively)                    (52,002,502)           (50,306,418)
                                                                                              -------------          -------------
Total                                                                                           (26,222,100)            40,525,256
                                                                                              -------------          -------------
CLASS B
   Proceeds from sales of shares (250,705 and 507,150 shares, respectively)                       5,428,731             21,926,814
   Net asset value of shares issued from reinvestment of distributions
     (10,813 and 603,206 shares, respectively)                                                      190,852             16,238,458
   Cost of shares repurchased (1,299,791 and 643,244 shares, respectively)                      (26,920,022)           (27,498,313)
                                                                                              -------------          -------------
Total                                                                                           (21,300,439)            10,666,959
                                                                                              -------------          -------------
CLASS C
   Proceeds from sales of shares (150,053 and 392,743 shares, respectively)                       3,245,053             16,721,786
   Net asset value of shares issued from reinvestment of distributions
     (4,324 and 314,934 shares, respectively)                                                        76,176              8,474,898
   Cost of shares repurchased (745,684 and 426,664 shares, respectively)                        (15,737,732)           (17,283,594)
                                                                                              -------------          -------------
Total                                                                                           (12,416,503)             7,913,090
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (59,939,042)            59,105,305
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (212,098,419)          (112,006,871)

NET ASSETS
   Beginning of period                                                                          418,792,370            530,799,241
                                                                                              -------------          -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS) OF $0 AND $0, RESPECTIVELY]                                                       $ 206,693,951          $ 418,792,370
                                                                                              =============          =============

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $31.10        $46.16        $38.80       $29.21         $26.50
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.23)        (0.44)        (0.41)       (0.20)         (0.20)
   Net realized and unrealized gain (loss)               (11.27)        (8.64)        12.92        10.45           5.23
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (11.50)        (9.08)        12.51        10.25           5.03
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (11.63)       (15.06)         7.36         9.59           2.71
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $19.47        $31.10        $46.16       $38.80         $29.21
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (36.97)%      (18.75)%       32.47 %      35.13 %        19.23 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $136,618      $258,962      $321,299     $235,065       $176,378
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.47 %        1.40 %        1.58 %       1.60 %          1.6 %(3)
   Net investment income (loss)                           (1.00)%       (0.98)%       (0.97)%      (0.61)%         (0.7)%
Portfolio turnover                                           40 %          88 %          43 %         92 %         68.8 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the period ended December 31, 1997.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS B
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $28.83        $43.68        $37.21       $28.24         $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.37)        (0.74)        (0.70)       (0.43)         (0.42)
   Net realized and unrealized gain (loss)               (10.43)        (8.13)        12.32        10.06           5.10
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (10.80)        (8.87)        11.62         9.63           4.68
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (10.93)       (14.85)         6.47         8.97           2.36
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $17.90        $28.83        $43.68       $37.21         $28.24
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (37.45)%      (19.34)%       31.47 %      34.14 %        18.33 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $46,586      $104,964      $138,626      $96,983        $68,051
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.22 %        2.15 %        2.33 %       2.35 %          2.4 %(3)
   Net investment income (loss)                           (1.75)%       (1.73)%       (1.72)%      (1.35)%         (1.4)%
Portfolio turnover                                           40 %          88 %          43 %         92 %         68.8 %

                                                                                      CLASS C
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $28.82        $43.68        $37.21       $28.24         $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.37)        (0.74)        (0.70)       (0.43)         (0.42)
   Net realized and unrealized gain (loss)               (10.42)        (8.14)        12.32        10.06           5.10
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (10.79)        (8.88)        11.62         9.63           4.68
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                      (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.13)        (5.98)        (5.15)       (0.66)         (2.32)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (10.92)       (14.86)         6.47         8.97           2.36
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $17.90        $28.82        $43.68       $37.21         $28.24
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (37.43)%      (19.37)%       31.47 %      34.14 %        18.33 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $23,490       $54,867       $70,875      $48,401        $39,773
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.22 %        2.15 %        2.33 %       2.35 %          2.4 %(3)
   Net investment income (loss)                           (1.75)%       (1.73)%       (1.72)%      (1.35)%         (1.4)%
Portfolio turnover                                           40 %          88 %          43 %         92 %         68.8 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                        INVESTMENTS AT DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                       -------   ------------
COMMON STOCKS--95.1%

AEROSPACE/DEFENSE--0.9%
Alliant Techsystems, Inc.(b) .......................    33,000   $  2,547,600
United Defense Industries, Inc.(b) .................    87,270      1,837,033
                                                                 ------------
                                                                    4,384,633
                                                                 ------------
AIR FREIGHT--1.0%
Expeditors International of Washington, Inc. .......    80,000      4,556,000

BANKS (REGIONAL)--0.7%
Investors Financial Services Corp. .................    48,000      3,178,080

BIOTECHNOLOGY--8.0%
Aviron(b) ..........................................   209,550     10,420,922
COR Therapeutics, Inc.(b) ..........................    80,000      1,914,400
CV Therapeutics, Inc.(b) ...........................    14,700        764,694
IDEC Pharmaceuticals Corp.(b) ......................   219,000     15,095,670
InterMune, Inc.(b) .................................    20,800      1,024,608
Myriad Genetics, Inc.(b) ...........................    40,000      2,105,600
NPS Pharmaceuticals, Inc.(b) .......................   120,300      4,607,490
Vertex Pharmaceuticals, Inc.(b) ....................    32,860        808,027
                                                                 ------------
                                                                   36,741,411
                                                                 ------------
BUILDING MATERIALS--1.1%
Dal-Tile International, Inc.(b) ....................   209,660      4,874,595

COMPUTERS (NETWORKING)--0.4%
McDATA Corp. Class B(b) ............................    75,000      1,883,250

COMPUTERS (PERIPHERALS)--3.9%
Finisar Corp.(b) ...................................   156,000      1,586,520
NY-FIX, Inc.(b) ....................................   798,400     15,983,968


                                                        SHARES       VALUE
                                                       -------   ------------
COMPUTERS (PERIPHERALS)--CONTINUED
Procom Technology, Inc.(b) .........................   191,500   $    612,800
                                                                 ------------
                                                                   18,183,288
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--8.3%
Aspsecure.Com Corp(b)(c)(e) ........................   300,000              0
BEA Systems, Inc.(b) ...............................   495,000      7,623,000
i2 Technologies, Inc.(b) ...........................   604,000      4,771,600
Interwoven, Inc.(b) ................................   413,000      4,022,620
Nassda Corp.(b) ....................................    49,330      1,109,432
NetIQ Corp.(b) .....................................   172,000      6,064,720
OPNET Technologies, Inc.(b) ........................   218,585      3,149,810
Peregrine Systems, Inc.(b) .........................   620,000      9,194,600
Verisity Ltd.(b) ...................................   127,750      2,420,862
                                                                 ------------
                                                                   38,356,644
                                                                 ------------
ELECTRIC COMPANIES--1.3%
Aquila, Inc.(b) ....................................    96,800      1,655,280
NewPower Holdings, Inc.(b) .........................   667,670        494,076
UtiliCorp United, Inc. .............................   151,000      3,800,670
                                                                 ------------
                                                                    5,950,026
                                                                 ------------
ELECTRICAL EQUIPMENT--0.9%
Black Box Corp.(b) .................................    22,600      1,195,088
Pemstar, Inc.(b) ...................................   118,985      1,427,820
Plexus Corp.(b) ....................................    56,000      1,487,360
                                                                 ------------
                                                                    4,110,268
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--6.6%
Applied Micro Circuits Corp.(b) ....................   552,850      6,258,262
Elantec Semiconductor, Inc.(b) .....................    89,650      3,442,560


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                        SHARES       VALUE
                                                       -------   ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Integrated Circuit Systems, Inc.(b) ................   136,000   $  3,072,240
Micrel, Inc.(b) ....................................   332,000      8,708,360
MIPS Technologies, Inc. Class A(b) .................   214,000      1,848,960
QuickLogic Corp.(b) ................................   341,600      1,708,000
Silicon Storage Technology, Inc.(b) ................   253,000      2,438,920
TriQuint Semiconductor, Inc.(b) ....................   250,000      3,065,000
                                                                 ------------
                                                                   30,542,302
                                                                 ------------
ENGINEERING & CONSTRUCTION--0.3%
SBA Communications Corp.(b) ........................   121,000      1,575,420

EQUIPMENT (SEMICONDUCTORS)--5.2%
Axcelis Technologies, Inc.(b) ......................   403,000      5,194,670
Cymer, Inc.(b) .....................................   251,000      6,709,230
Photronics, Inc.(b) ................................    72,000      2,257,200
Rudolph Technologies, Inc.(b) ......................   281,000      9,643,920
                                                                 ------------
                                                                   23,805,020
                                                                 ------------
FINANCIAL (DIVERSIFIED)--3.0%
Federal Agricultural Mortgage Corp. Class C(b) .....   343,000     13,891,500

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.4%
ImmunoGen, Inc.(b) .................................   174,200      2,888,236
Inhale Therapeutic Systems, Inc.(b) ................   448,600      8,321,530
Ista Pharmaceuticals, Inc.(b) ......................    78,750        529,200
Medicines Co. (The)(b) .............................   263,000      3,048,170
PRAECIS Pharmaceuticals, Inc.(b) ...................   251,400      1,463,148
Tanox, Inc.(b) .....................................   219,685      4,064,722
                                                                 ------------
                                                                   20,315,006
                                                                 ------------
HEALTH CARE (GENERIC AND OTHER)--0.1%
American Pharmaceutical Partners, Inc.(b) ..........    24,250        504,400

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
AeroGen, Inc.(b) ...................................   168,000        588,000
Affymetrix, Inc.(b) ................................   147,200      5,556,800
ArthroCare Corp.(b) ................................    75,000      1,344,750
Edwards Lifesciences Corp.(b) ......................    50,000      1,381,500
STAAR Surgical Co.(b) ..............................   216,755        834,507
                                                                 ------------
                                                                    9,705,557
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--3.4%
Apria Healthcare Group, Inc.(b) ....................    81,000      2,024,190
Arena Pharmaceuticals, Inc.(b) .....................   100,000      1,203,000
CuraGen Corp.(b) ...................................   101,250      2,264,962
Omnicare, Inc. .....................................   321,000      7,986,480
Unilab Corp.(b) ....................................    87,000      2,183,700
                                                                 ------------
                                                                   15,662,332
                                                                 ------------


                                                        SHARES       VALUE
                                                       -------   ------------
INVESTMENT MANAGEMENT--7.0%
Gabelli Asset Management, Inc. Class A(b) ..........   329,500   $ 14,234,400
Stewart (W.P.) & Co. Ltd ...........................   242,955      6,365,421
Stilwell Financial, Inc. ...........................   430,000     11,704,600
                                                                 ------------
                                                                   32,304,421
                                                                 ------------
LEISURE TIME (PRODUCTS)--0.3%
Meade Instruments Corp.(b) .........................   343,000      1,227,940

MACHINERY (DIVERSIFIED)--0.2%
Mykrolis Corp.(b) ..................................    70,100      1,121,600

OIL & GAS (DRILLING & EQUIPMENT)--0.7%
Grey Wolf, Inc.(b) ................................. 1,036,000      3,076,920

OIL & GAS (EXPLORATION & PRODUCTION)--3.7%
ATP Oil & Gas Corp.(b) .............................   486,300      1,447,184
Chesapeake Energy Corp.(b) .........................   100,000        661,000
Energy Exploration Technologies, Inc.(b) ...........   351,500        355,015
Evergreen Resources, Inc.(b) .......................   131,500      5,077,215
Forest Oil Corp.(b) ................................   122,500      3,455,725
Houston Exploration Co. (The)(b) ...................   181,000      6,077,980
                                                                 ------------
                                                                   17,074,119
                                                                 ------------
RESTAURANTS--5.2%
AFC Enterprises, Inc.(b) ...........................    90,440      2,567,592
Buca, Inc.(b) ......................................   329,300      5,337,953
California Pizza Kitchen, Inc.(b) ..................   160,400      3,969,900
Cheesecake Factory, Inc. (The)(b) ..................   354,000     12,308,580
                                                                 ------------
                                                                   24,184,025
                                                                 ------------
RETAIL (BUILDING SUPPLIES)--1.0%
Fastenal Co. .......................................    71,000      4,716,530

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
Good Guys, Inc.(b) .................................   731,700      2,912,166

RETAIL (DISCOUNTERS)--1.1%
Factory 2-U Stores, Inc.(b) ........................   258,000      5,170,320

RETAIL (DRUG STORES)--0.8%
Duane Reade, Inc.(b) ...............................   116,550      3,537,292

RETAIL (FOOD CHAINS)--4.7%
Smart & Final, Inc.(b) .............................   343,331      3,584,376
Whole Foods Market, Inc.(b) ........................   415,000     18,077,400
                                                                 ------------
                                                                   21,661,776
                                                                 ------------
RETAIL (SPECIALTY)--2.9%
Cost Plus, Inc.(b) .................................   501,000     13,276,500


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                        SHARES       VALUE
                                                       -------   ------------
RETAIL (SPECIALTY-APPAREL)--4.0%
AnnTaylor Stores Corp.(b) ..........................   163,000   $  5,705,000
Charlotte Russe Holding, Inc.(b) ...................   224,000      4,168,640
Children's Place Retail Stores, Inc. (The)(b) ......   318,000      8,633,700
                                                                 ------------
                                                                   18,507,340
                                                                 ------------
SERVICES (ADVERTISING/MARKETING)--5.1%
Advisory Board Co. (The)(b) ........................    57,960      1,605,492
Metris Cos., Inc. ..................................   853,300     21,938,343
                                                                 ------------
                                                                   23,543,835
                                                                 ------------
SERVICES (COMMERCIAL & CONSUMER)--5.5%
APAC Customer Services, Inc.(b) ....................    45,700        118,820
Corporate Executive Board Co. (The)(b) .............   334,000     12,257,800
Edison Schools, Inc.(b) ............................   214,500      4,214,925
Exult, Inc.(b) .....................................   177,540      2,849,517
NCO Group, Inc.(b) .................................   119,000      2,725,100
SITEL Corp.(b) .....................................    12,500         30,000
Weight Watchers International, Inc.(b) .............    88,290      2,985,968
                                                                 ------------
                                                                   25,182,130
                                                                 ------------
SERVICES (FACILITIES & ENVIRONMENTAL)--0.7%
Tetra Tech, Inc.(b) ................................   151,250      3,011,387
- -----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $395,758,944)                                    438,728,033
- -----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.6%

COMMUNICATIONS EQUIPMENT--0.6%
Research In Motion Ltd. (Canada)(b) ................   110,000      2,609,200

COMPUTERS (SOFTWARE & SERVICES)--1.6%
Precise Software Solutions Ltd. (Israel)(b) ........   351,390      7,259,718

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Taro Pharmaceutical Industries Ltd. (Israel)(b) ....    42,100      1,681,895

INSURANCE (LIFE/HEALTH)--0.6%
London Pacific Group Ltd. ADR (United Kingdom) .....   773,800      3,064,248


                                                        SHARES       VALUE
                                                       -------   ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.4%
Precision Drilling Corp. (Canada)(b) ...............    81,000   $  2,091,420
- -----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $22,105,412)                                      16,706,481
- -----------------------------------------------------------------------------

PREFERRED STOCK--0.3%

COMMUNICATIONS EQUIPMENT--0.2%
Metro Optix, Inc. Series B Pfd.(b)(c)(e) ...........   176,766      1,083,575

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Micro Photonix Series C Pfd.(b)(c)(e) ..............   237,519        496,415
- -----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $3,249,983)                                        1,579,990
- -----------------------------------------------------------------------------


                                            STANDARD
                                            & POOR'S      PAR
                                             RATING      VALUE
                                           (Unaudited)   (000)
                                           -----------  ------
CONVERTIBLE BONDS--0.4%

COMMUNICATIONS EQUIPMENT--0.4%
Cyras Systems, Inc. Cv. 144A
4.50%, 8/15/05(d)(e) ....................       NR      $1,250      1,456,250

Kestrel Solutions Inc. Cv. 144A
5.50%, 7/15/05(d)(e) ....................       NR       1,000        165,000
- -----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,250,000)                                        1,621,250
- -----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $423,364,339)                                    458,635,754(a)

Other assets and liabilities, net--0.6%                             2,684,436
                                                                 ------------
NET ASSETS--100.0%                                               $461,320,190
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $125,448,016 and gross depreciation of $91,490,903 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $424,678,641.
(b) Non-income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2001, these securities, which are included in iliquid securities below, amounted to $1,579,990 or 0.3% of net assets.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $1,621,250 or 0.4% of net assets.
(e) Illiquid. At December 31, 2001, these securities amounted to $3,201,240 or 0.7% of net assets.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $423,364,339)                                  $458,635,754
Cash                                                                  5,776,758
Receivables
   Fund shares sold                                                     963,439
   Investment securities sold                                           912,773
   Interest and dividends                                                57,376
Prepaid expenses                                                             94
                                                                   ------------
     Total assets                                                   466,346,194
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                            2,805,771
   Investment securities purchased                                    1,114,191
   Transfer agent fee                                                   390,234
   Investment advisory fee                                              283,454
   Distribution fee                                                     217,514
   Financial agent fee                                                   25,120
   Trustees' fee                                                          5,009
   Payable to adviser                                                       105
Accrued expenses                                                        184,606
                                                                   ------------
     Total liabilities                                                5,026,004
                                                                   ------------
NET ASSETS                                                         $461,320,190
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $564,975,666
Accumulated net realized loss                                      (138,926,891)
Net unrealized appreciation                                          35,271,415
                                                                   ------------
NET ASSETS                                                         $461,320,190
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $270,989,726)                 10,197,067
Net asset value per share                                                $26.58
Offering price per share $26.58/(1-5.75%)                                $28.20

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $132,214,491)                  5,181,628
Net asset value and offering price per share                             $25.52

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $58,115,973)                   2,279,165
Net asset value and offering price per share                             $25.50


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
Interest                                                          $   1,023,576
Dividends                                                               629,358
                                                                  -------------
     Total investment income                                          1,652,934
                                                                  -------------
EXPENSES
Investment advisory fee                                               3,817,976
Distribution fee, Class A                                               611,992
Distribution fee, Class B                                             1,117,136
Distribution fee, Class C                                               627,733
Financial agent fee                                                     295,559
Transfer agent                                                        1,497,720
Printing                                                                150,376
Registration                                                            102,959
Professional                                                             27,312
Custodian                                                                24,377
Trustees                                                                 23,694
Miscellaneous                                                            19,423
                                                                  -------------
     Total expenses                                                   8,316,257
     Less expenses borne by financial agent                            (414,287)
                                                                  -------------
     Net expenses                                                     7,901,970
                                                                  -------------
NET INVESTMENT LOSS                                                  (6,249,036)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (114,255,796)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (40,702,627)
                                                                  -------------
NET LOSS ON INVESTMENTS                                            (154,958,423)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $(161,207,459)
                                                                  =============

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended             Year Ended
                                                                                                12/31/01               12/31/00
                                                                                              -------------          -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  (6,249,036)         $  (4,384,166)
   Net realized gain (loss)                                                                    (114,255,796)              (942,715)
   Net change in unrealized appreciation (depreciation)                                         (40,702,627)           (77,784,815)
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (161,207,459)           (83,111,696)
                                                                                              -------------          -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (5,146,833 and 5,305,255 shares, respectively)                 147,070,638            247,186,590
   Net asset value of shares issued from Phoenix-Engemann Small-Cap
     Fund merger (3,914,885 and 0 shares, respectively) (See Note 8)                            119,681,162                     --
   Cost of shares repurchased (4,962,007 and 2,199,672 shares, respectively)                   (134,438,408)          (102,528,732)
                                                                                              -------------          -------------
Total                                                                                           132,313,392            144,657,858
                                                                                              -------------          -------------
CLASS B
   Proceeds from sales of shares (705,115 and 1,318,254 shares, respectively)                    20,226,417             59,976,446
   Net asset value of shares issued from Phoenix-Engemann Small-Cap
     Fund merger (2,722,959 and 0 shares, respectively) (See Note 8)                             80,247,953                     --
   Cost of shares repurchased (944,176 and 325,474 shares, respectively)                        (24,118,568)           (14,179,902)
                                                                                              -------------          -------------
Total                                                                                            76,355,802             45,796,544
                                                                                              -------------          -------------
CLASS C
   Proceeds from sales of shares (899,149 and 1,389,297 shares, respectively)                    25,016,426             62,781,482
   Cost of shares repurchased (685,900 and 191,558 shares, respectively)                        (17,476,863)            (8,248,326)
                                                                                              -------------          -------------
Total                                                                                             7,539,563             54,533,156
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                216,208,757            244,987,558
                                                                                              -------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         55,001,298            161,875,862

NET ASSETS
   Beginning of period                                                                          406,318,892            244,443,030
                                                                                              -------------          -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $0,
      RESPECTIVELY]                                                                           $ 461,320,190          $ 406,318,892
                                                                                              =============          =============

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $37.96        $44.45        $24.08       $21.09         $18.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.33)        (0.39)        (0.37)       (0.30)         (0.31)
   Net realized and unrealized gain (loss)               (11.05)        (6.10)        20.74         3.31           5.07
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (11.38)        (6.49)        20.37         3.01           4.76
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                         --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (11.38)        (6.49)        20.37         2.99           2.70
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $26.58        $37.96        $44.45       $24.08         $21.09
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (29.98)%      (14.60)%       84.59 %      14.29 %        26.41 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $270,990      $231,453      $132,996      $54,187        $27,771
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                   1.57 %        1.51 %        1.73 %       1.78 %         1.80 %
   Net investment income (loss)                           (1.18)%       (0.85)%       (1.40)%      (1.39)%        (1.40)%
Portfolio turnover                                           28 %          78 %         105 %        147 %        313.5 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser or financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67%, 1.51%, 1.75%, 1.83% and 1.80% for the periods ended December 31, 2001,
    2000, 1999, 1998 and 1997, respectively.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS B
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $36.72        $43.32        $23.64       $20.87         $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.52)        (0.72)        (0.55)       (0.45)         (0.46)
   Net realized and unrealized gain (loss)               (10.68)        (5.88)        20.23         3.24           5.04
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (11.20)        (6.60)        19.68         2.79           4.58
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                         --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (11.20)        (6.60)        19.68         2.77           2.52
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $25.52        $36.72        $43.32       $23.64         $20.87
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (30.50)%      (15.24)%       83.25 %      13.39 %        25.49 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $132,214       $99,060       $73,863      $31,631        $17,298
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                   2.32 %        2.26 %        2.48 %       2.53 %         2.60 %
   Net investment income (loss)                           (1.95)%       (1.61)%       (2.15)%      (2.14)%        (2.10)%
Portfolio turnover                                           28 %          78 %         105 %        147 %        313.5 %

                                                                                      CLASS C
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                          2001          2000          1999         1998           1997
Net asset value, beginning of period                     $36.69        $43.29        $23.63       $20.87         $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.52)        (0.70)        (0.55)       (0.45)         (0.47)
   Net realized and unrealized gain (loss)               (10.67)        (5.90)        20.21         3.23           5.05
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                    (11.19)        (6.60)        19.66         2.78           4.58
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                         --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.02)         (2.06)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                (11.19)        (6.60)        19.66         2.76           2.52
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $25.50        $36.69        $43.29       $23.63         $20.87
                                                         ======        ======        ======       ======         ======
Total return(2)                                          (30.50)%      (15.25)%       83.20 %      13.34 %        25.49 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $58,116       $75,806       $37,584      $15,023         $8,080
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                   2.32 %        2.26 %        2.48 %       2.53 %         2.60 %
   Net investment income (loss)                           (1.89)%       (1.59)%       (2.15)%      (2.14)%        (2.10)%
Portfolio turnover                                           28 %          78 %         105 %        147 %        313.5 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser or financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended December 31, 2001,
    2000, 1999, 1998 and 1997, respectively.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES
   Effective March 15, 2001, the Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust (prior to that date the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Four funds are offered for sale: Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund and Phoenix-Engemann Small & Mid-Cap Growth Fund, collectively referred to as the "Funds." Each Fund represents an investment in a separate diversified fund with its own investment objectives. BALANCED RETURN FUND seeks to maximize a total investment return consistent with reasonable risk through a balanced approach. FOCUS GROWTH FUND seeks to achieve long-term capital appreciation. NIFTY FIFTY FUND seeks to achieve long-term capital appreciation. SMALL & MID-CAP GROWTH FUND seeks to achieve long-term growth of capital.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Funds are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust amortizes premiums and discounts.
   Effective January 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Trust or the Trust's net asset value, but resulted in a $581,404 reduction in cost of securities, a $581,404 increase in net unrealized appreciation (depreciation) and a corresponding $581,404 decrease in undistributed net investment income, based on securities held by the Balanced Return Fund on December 31, 2000.
   The effect of this change for the year ended December 31, 2001 on the Balanced Return Fund was to decrease net investment income by $368,284, increase net unrealized appreciation (depreciation) by $218,887 and increase net realized gain (losses) by $149,397. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (CONTINUED)

currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   The Small & Mid-Cap Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At December 31, 2001, the Fund had no forward currency contracts.

G. FUTURES CONTRACTS:
   The Small & Mid-Cap Growth Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risks to the Fund are that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract. At December 31, 2001, the Fund had no futures contracts.

H. OPTIONS:
   Each Fund may write covered options or purchase options contracts for purpose of hedging against changes in the market value of the underlying securities or foreign currencies. Additionally, each Fund may buy and sell options on domestic and foreign securities indices for hedging purposes.
   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist from the contracts.
   Each Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At December 31, 2001, the Funds had no options.

I. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. LOAN AGREEMENTS:
   The Funds may invest in direct debt instruments which are invested in amounts owed by a corporation, governmental, or other borrower to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and lender that is selling the loan agreement. For loans in which the Funds are participants, the Funds may not sell their participation in the loan without the lender's prior consent. When the Funds purchase assignments from lenders

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (CONTINUED)

they acquire direct rights against the borrower on the loan. Direct indebtedness of emerging market countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At December 31, 2001, the Funds had no loan agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                  First $50     Next $450     Over $500
                                   Million       Million       Million
                                  ---------     ---------     ---------
Balanced Return Fund ...........    0.80%         0.70%         0.60%
Focus Growth Fund ..............    0.90%         0.80%         0.70%
Nifty Fifty Fund ...............    0.90%         0.80%         0.70%
Small & Mid-Cap Growth Fund ....    1.00%         0.90%         0.80%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $85,224 for Class A shares and deferred sales charges of $607,196 for Class B shares and $39,955 for Class C shares for the year ended December 31, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the year ended December 31, 2001, $3,139,398 was retained by the Distributor, $2,741,158 was paid out to unaffiliated participants and $100,050 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent of the Trust's shares, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide financial reporting, tax services and oversight of the subagent's performance. For the year ended December 31, 2001 financial agent fees were $962,541, of which PEPCO received $149,464. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply. The voluntary expense waiver limitations remain unchanged.
   PEPCO has voluntarily agreed to waive, when necessary, a portion of its financial agent fee and other expenses so that Other Operating Expenses (operating expenses excluding management fees and 12b-1 fees) do not exceed the following limits:

                                  First $50     Next $450     Over $500
                                   Million       Million       Million
                                  ---------     ---------     ---------
Balanced Return Fund ............   1.09%         0.60%         0.40%
Focus Growth Fund ...............   0.99%         0.50%         0.30%
Nifty Fifty Fund ................   0.99%         0.50%         0.30%
Small & Mid-Cap Growth Fund .....   0.50%         0.40%         0.30%

   PEPCO serves as the Fund's transfer agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended December 31, 2001, transfer agent fees were $3,020,244, of which PEPCO retained $909,506.

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the year ended December 31, 2001 (excluding U.S. Government and agency securities, short- term securities, futures contracts and forward currency contracts) aggregated the following:

                                                  Purchases         Sales
                                                 ------------    ------------
Balanced Return Fund ........................    $ 49,635,325    $ 17,717,369
Focus Growth Fund ...........................     189,487,582     241,043,599
Nifty Fifty Fund ............................     107,724,505     176,034,475
Small & Mid-Cap Growth Fund .................     164,221,424     112,811,479

   Purchases and sales of U.S. Government and agency securities during the year ended December 31, 2001, aggregated $1,340,313 and $44,900,313, respectively, for the Balanced Return Fund.

4. OTHER
   As of December 31, 2001, the Trust had omnibus shareholder accounts, comprised of several individual shareholders, which individually amounted to more than 10% of the total shares outstanding. None of the accounts are affiliated with PNX.

                                            Number of        % of Shares
                                          Shareholders       Outstanding
                                       ------------------    ------------
Balanced Return Fund ................  1 Omnibus Account         18%
Focus Growth Fund ...................  1 Omnibus Account         29%
Nifty Fifty Fund ....................  2 Omnibus Accounts        42%

5. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (CONCLUDED)


6. FEDERAL INCOME TAX INFORMATION
   The following funds has capital loss carryovers which may be used to offset future capital gains:

                                           Expiration Year
                            2006         2007           2008           2009
                         ----------   ----------    -----------    -----------
Balanced Return Fund ... $       --   $       --    $        --    $ 9,055,527
Focus Growth Fund ......         --           --             --     40,843,300
Nifty Fifty Fund .......         --           --             --     37,233,245
Small & Mid-Cap
  Growth Fund ..........  4,320,592    6,349,731     12,686,470     91,077,361

   Included in the Small & Mid-Cap Growth Fund's amounts are $6,349,731 (expiring in 2008) and $11,743,755 (expiring in 2009) which were acquired in connection with the merger of the Phoenix-Engemann Small Cap Fund. Utilization of the acquired capital losses may be limited.
   Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2001, the Trust deferred post-October capital losses and utilized prior year post-October losses as follows:

                                                     Deferred       Utilized
                                                   -----------     ----------
Balanced Return Fund ...........................   $ 2,423,942     $2,628,836
Focus Growth Fund ..............................     4,109,695      1,944,419
Nifty Fifty Fund ...............................     4,729,602        523,657
Small & Mid-Cap Growth Fund ....................    23,178,435             --

   As of December 31, 2001, the components of distributable earnings on a tax basis (excluding unrealized appreciation/(depreciation) which is disclosed in the respective schedule of investments) were as follows:

                                           Undistributable    Undistributable
                                              Ordinary           Long-term
                                               Income          Capital Gains
                                           ---------------    ---------------
Balanced Return Fund                          $38,037              $ --
Focus Growth Fund                                  --                --
Nifty Fifty Fund                                   --                --
Small & Mid-Cap Growth Fund                        --                --

   The differences between the book basis and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses, premium amortization and non-taxable dividends. The reclassifications have no impact on the net assets or net asset value of the Trust. The following funds recorded reclassifications to increase (decrease) the accounts listed below:

                               Undistributed  Accumulated      Capital paid in
                              net investment  net realized      on shares of
                               income (loss)   gain (loss)   beneficial interest
                              --------------  ------------   -------------------
Balanced Return Fund ........   $  304,334    $   (353,185)     $    48,851
Focus Growth Fund ...........    2,914,379         371,190       (3,285,569)
Nifty Fifty Fund ............    3,507,130       1,451,741       (4,958,871)
Small & Mid-Cap Growth Fund .    6,249,036     (19,064,096)      12,815,060

8. MERGER
   On June 15, 2001, the Phoenix-Engemann Small & Mid-Cap Growth Fund ("Small & Mid-Cap Growth") acquired all of the net assets of the Phoenix-Engemann Small Cap Fund ("Small Cap") pursuant to an Agreement and Plan of Reorganization approved by Small Cap shareholders on June 7, 2001. The acquisition was accomplished by a tax-free exchange of 3,914,885 Class A shares of Small & Mid-Cap Growth and 2,722,959 Class B shares of Small & Mid-Cap Growth (valued at $119,681,162 and $80,247,953 respectively) for 8,555,240 Class A shares of Small Cap and 6,120,013 Class B shares of Small Cap outstanding on June 15, 2001. Small Cap's net assets on that date of $199,929,115, including $26,965,745 of net unrealized appreciation (depreciation) were combined with those of Small & Mid-Cap Growth. The aggregate net assets of Small & Mid-Cap Growth immediately after the merger were $568,192,306.

- ------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended December 31, 2001, the Focus Growth Fund designated long-term capital gain dividends in the amount of $913,097.
- ------------------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

(LOGO)
PRICEWATERHOUSECOOPERS PCW
[GRAPHIC OMITTED]


To the Board of Trustees and Shareholders of Phoenix-Engemann Funds



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund, and the Phoenix-Engemann Small & Mid-Cap Growth Fund (constituting the Phoenix-Engemann Funds, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/S/  PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
February 8, 2002

                           THE PHOENIX-ENGEMANN FUNDS

                                    FORM N-1A

                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS.


       a. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via Edgar(10)

       b.      Bylaws of the Registrant filed via Edgar(10)

       c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

       d.      Investment Management Agreement(4)

      e.1.     Distribution Agreement with Phoenix Equity Planning
               Corporation(5)

      e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers(7)

      e.3.     Form of Supplement to Phoenix Family of Funds Sales Agreement(7)

      e.4. Form of Financial Institution Sales Contract for the Phoenix Family of Funds(7)

       f.      Bonus, Profit Sharing, Pension and Other Similar Arrangements--
               None

       g.      Custodian Agreement(1)

      h.1.     Other Material Contracts--Agreement and Plan of Reorganization(1)

      h.2      Administration Agreement(5)

      h.3.     Sub-Administration Agreement(6)

      h.4.     Amendment to Administration Agreement(8)

       i.      Opinion and Consent of Counsel(10)

      j.*      Consent of Certified Public Accountants

       k.      Financial Statements Omitted from Item 23--Not applicable

       l.      Letter of Understanding relating to initial capital--Not
               Applicable

      m.1      Rule 12b-1 Plan For Class B Shares(7)

      m.2      Rule 12b-1 Plan For Class C Shares(7)

     n.27.     Financial Data Schedules

      o.1.     Amended and Restated Multiple Class Plan(8)

      p.*      Codes of Ethics of the Trust, the Adviser and the Distributor

      q.1.     Powers of Attorney(9)

      q.2.     Power of Attorney for Mr. McLoughlin(10)

__________
*Filed herewith

(1) Previously filed as part of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed in June 1986 and incorporated by reference herewith.

(2) Previously filed as part of Post-Effective Amendment No. 18 to the Registrant's Registration Statement as filed on August 10, 1994 and incorporated by reference herewith.

(3) Previously filed as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed on April 24, 1996 and incorporated by reference herewith.

(4) Previously filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement as filed on September 4, 1997 and incorporated by reference herewith.

(5) Previously filed as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement as filed on September 30, 1997 and incorporated by reference herewith.

(6) Previously filed as part of Post-Effective Amendment No. 27 to the Registrant's Registration Statement as filed on November 21, 1997 and incorporated by reference herewith.

(7) Previously filed as part of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on April 23, 1998 and incorporated by reference herewith.

(8) Previously filed as part of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on May 1, 2000 and incorporated by reference herewith.

(9) Previously filed as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on September 22, 2000 and incorporated by reference herewith.

(10) Previously filed as part of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on March 15, 2001 and incorporated by reference herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
     None.

ITEM 25. INDEMNIFICATION

     The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-11586) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Equity Planning also serves as the principal underwriter for the following other registrants:


Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, PHL Variable Accumulation Account, PHL Variable Separate Account MVA1, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account.

     (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:

    NAME AND PRINCIPAL         POSITIONS AND OFFICES      POSITIONS AND OFFICES
     BUSINESS ADDRESS            WITH DISTRIBUTOR            WITH REGISTRANT
     ----------------            ----------------            ---------------
Michael E. Haylon                  Director                        None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin               Director and Chairman           Director
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                   Director, Executive Vice        None
56 Prospect Street                 President, Chief Financial
P.O. Box 150480                    Officer and Treasurer
Hartford, CT 06115-0480


John F. Sharry                     President,                      None
56 Prospect Street                 Private Client Group
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne                   Senior Vice President,          None
101 Munson Street                  Mutual Fund
Greenfield, MA 01301               Customer Service


Robert S. Driessen                 Vice President, Compliance      None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480


Jacqueline M. Porter               Assistant Vice President,       Assistant
56 Prospect Street                 Mutual Fund Tax                 Treasurer
P.O. Box 150480
Hartford, CT 06115-0480


ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS

     The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 15480 Hartford, CT 06115-0480, is the Registrant's transfer agent, and maintains records relating to such activities. State Street Bank and Trust Company, c/o BFDS, Two Heritage Drive, Boston, MA 02171, as sub-transfer agent, maintains various shareholder account records and information regarding the Balanced Return, Focus Growth, Nifty Fifty and Small & Mid-Cap Growth Funds. The custodian of the assets of the Funds, Union Bank of California, maintains certain records at 475 Sansome Street, San Francisco, California 94111. The Registrant's investment advisor, Roger Engemann & Associates, Inc., maintains records relating to its services at its offices, 600 North Rosemead Boulevard, Pasadena, California 91107-2133.

ITEM 29. MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

ITEM 30. UNDERTAKINGS
     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on the 25th day of April, 2002.


                                                    THE PHOENIX-ENGEMANN FUNDS


                                                    BY: /S/ ROGER ENGEMANN


                                                    ----------------------------
                                                    ROGER ENGEMANN
                                                    PRESIDENT


     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 25th day of April, 2002.


                  SIGNATURE                                 TITLE
                  ---------                                 -----

                                                            Chief Financial

/s/ Malcolm Axon                                            Officer

-----------------------------------------
    Malcolm Axon

                                                            Principal Executive
/s/ Roger Engemann                                          Officer and Trustee

-----------------------------------------
    Roger Engemann

                                                            Trustee

-----------------------------------------
Barry E. McKinley*

                                                            Trustee

-----------------------------------------
Philip R. McLoughlin*

                                                            Trustee

-----------------------------------------
Robert L. Peterson*

                                                            Trustee

-----------------------------------------
Richard C. Taylor*

                                                            Trustee

-----------------------------------------
Angela Wong*

By /s/ Nancy J. Engberg
       -----------------------------------------
       *Nancy J. Engberg
       Attorney-in-Fact pursuant to Powers of Attorney

                                      S-1